To Principal Mutual Life Insurance Company Customers

This is the Semi-Annual Report for the Principal Funds. The Report contains financial information resulting from the operation of the Funds for the six months ended June 30, 1995. Purchase payments for a number of different Principal Mutual variable annuity and variable life insurance contracts are invested in one or more of these Funds. (See your contract prospectus for a description of the Funds applicable to your contract).

Money allocated to the Aggressive Growth Division is invested in shares of Principal Aggressive Growth Fund which has an investment objective of providing long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

Money allocated to the Asset Allocation Division is invested in shares of Principal Asset Allocation Fund. This Fund seeks to generate a total investment return consistent with the preservation of capital. The Fund pursues a flexible investment policy by investing in a variety of asset classes.

The money allocated to the Balanced Division is invested in shares of Principal Balanced Fund which has an investment objective generating a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective. The Fund invests in common stocks, corporate bonds and debentures and short-term money market instruments using an asset allocation approach. This allows the Fund to select from various types of investments in an effort to generate a positive total return. As of June 30, 1995, the portfolio is invested 40% in common stock, 9% in preferred stocks and bonds convertible to common stocks, 41% in treasury notes and non-convertible bonds, and 10% in commercial paper.

Allocations to the Bond Division are invested in Principal Bond Fund. The investment objective of the Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk. The portfolio of this Fund is invested primarily in marketable, fixed-income securities of longer maturities.

Money allocated to the Capital Accumulation Division is invested in Principal Capital Accumulation Fund. The Fund has an investment objective to achieve primarily long-term capital appreciation and secondary growth of investment income and pursues this objective by investing primarily in common stocks.

Money allocated to the Emerging Growth Division is invested in Principal Emerging Growth Fund. The investment objective of the Fund is to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Allocations to the Government Securities Division are invested in Principal Government Securities Fund. This Fund's investment objective is to seek a high level of current income, liquidity and safety of principal. The Fund invests in obligations issued or guaranteed by the United States government or by its agencies or instrumentalities and repurchase agreements collateralized by such obligations. While the securities in which the Fund invests are issued or guaranteed by the United States government or its agencies, the value of the Fund's shares is not guaranteed but will fluctuate primarily in response to changes in interest rates.

Money allocated to the Growth Division is invested in shares of Principal Growth Fund. The objective of the Growth Fund is growth of capital. Realization of current income is incidental to the objective of growth of capital. The Fund invests primarily in common stocks, but it may invest in other equity securities.

Allocations to the High Yield Division are invested in Principal High Yield Fund which seeks high current income by investing primarily in high yield, lower or non-rated fixed-income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income. The Fund invests in below investment grade securities (commonly known as "junk bonds") which involve unique risks, including an increased risk of default, as disclosed in the Fund's prospectus.

Money allocated to the Money Market Division is invested in Principal Money Market Fund. The Fund seeks as high a level of current income available from short-term securities as is considered consistent with the preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Allocations to the World Division are invested in shares of Principal World Fund. This Fund seeks long-term growth of capital by investing in the portfolio of equity securities of companies domiciled in any of the nations of the world. While investments may be made anywhere in the world, the Fund gives primary consideration to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments are made as prospects change for particular countries, industries or companies. See the Fund's prospectus for details regarding the risks associated with investing in foreign securities.

We are pleased that you have chosen a Principal Mutual insurance policy or annuity contract. Please review this Report. If you have any questions or comments, please let us know.

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
CONTENTS

                                                                            Page
Financial Statements and Financial Highlights
     Statements of Assets and Liabilities.................................    2
     Statements of Operations ............................................    4
     Statements of Changes in Net Assets..................................    6
     Notes to Financial Statements........................................   10
     Schedules of Investments
         Principal Aggressive Growth Fund, Inc............................   16
         Principal Asset Allocation Fund, Inc.............................   17
         Principal Balanced Fund, Inc.....................................   23
         Principal Bond Fund, Inc.........................................   26
         Principal Capital Accumulation Fund, Inc.........................   28
         Principal Emerging Growth Fund, Inc..............................   29
         Principal Government Securities Fund, Inc........................   32
         Principal Growth Fund, Inc.......................................   33
         Principal High Yield Fund, Inc...................................   34
         Principal Money Market Fund, Inc.................................   36
         Principal World Fund, Inc........................................   37
     Financial Highlights.................................................   42

June 30, 1995

STATEMENTS OF ASSETS AND LIABILITIES


(unaudited)

                                                            Principal       Principal
                                                           Aggressive         Asset          Principal      Principal
                                                             Growth        Allocation        Balanced          Bond
                                                           Fund, Inc.      Fund, Inc.       Fund, Inc.      Fund, Inc.

Assets
Investment in securities -- at value
     (cost -- $18,253,755; $29,175,186; $29,745,310;
     $21,816,820; $101,739,688; $31,781,355;
     $38,193,555; $25,679,158; $10,409,979;
      $27,751,378 and $22,818,837,  respectively)
     (Note 4).........................................     $20,968,372     $31,294,386      $33,741,244      $23,208,121
Cash .................................................       1,105,709       2,724,138            3,297          143,430
Receivables:
     Dividends and interest...........................          48,912         296,003          371,839          446,397
     Investment securities sold.......................         342,599         157,560           75,820          -
     Capital Stock sold...............................           3,613          -                -                91,181
                                          Total Assets      22,469,205      34,472,087       34,192,200       23,889,129

Liabilities
Accrued expenses......................................          18,433          28,859           19,978           10,319
Payables:
     Investment securities purchased..................         117,590          56,428           94,028          -
     Capital Stock reacquired.........................             337           1,332           49,679              857
                                     Total Liabilities         136,360          86,619          163,685           11,176

Net Assets Applicable to Outstanding Shares    .......     $22,332,845     $34,385,468      $34,028,515      $23,877,953






Capital Stock (par value: $.01  a share)

Shares authorized.....................................     100,000,000     100,000,000      100,000,000      100,000,000
Shares issued and outstanding.........................       1,803,702       3,143,877        2,565,642        2,067,831

Net Asset Value Per Share   ..........................          $12.38          $10.94           $13.26           $11.55




Net Assets Consist of:
Capital Stock.........................................     $    18,037     $    31,439      $    25,656      $    20,678
Additional paid-in capital............................      18,539,704      31,454,506       29,211,652       21,810,080
Accumulated undistributed net investment income.......         119,627         669,534          633,873          771,911
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................         940,860         110,789          161,400         (116,017)
     Foreign currency transactions....................          -               -                -               -
Net unrealized appreciation of investments............       2,714,617       2,119,200        3,995,934        1,391,301
Net unrealized appreciation on translation
     of assets and liabilities in foreign currencies..          -               -                -               -

                                      Total Net Assets     $22,332,845     $34,385,468      $34,028,515      $23,877,953

See accompanying notes.

June 30, 1995

STATEMENTS OF ASSETS AND LIABILITIES

(unaudited)

                                                            Principal       Principal        Principal                   Principal
                                                             Capital         Emerging        Government      Principal      High
                                                           Accumulation       Growth         Securities        Growth       Yield
                                                             Fund, Inc.      Fund, Inc.       Fund, Inc.      Fund, Inc.  Fund, Inc.

Assets
Investment in securities -- at value
     (cost -- $18,253,755; $29,175,186; $29,745,310;
     $21,816,820; $101,739,688; $31,781,355;
     $38,193,555; $25,679,158; $10,409,979;
      $27,751,378 and $22,818,837,  respectively)
     (Note 4).........................................    $118,501,229     $40,598,652      $39,144,586     $28,070,524 $10,467,610
Cash .................................................           4,223           5,057            1,305          56,568     263,320
Receivables:
     Dividends and interest...........................         260,573          46,616          661,459          43,886     251,617
     Investment securities sold.......................         699,877          -                -               -            -
     Capital Stock sold...............................          55,772          39,408          129,707          65,570         424
                                          Total Assets     119,521,674      40,689,733       39,937,057      28,236,548  10,982,971

Liabilities
Accrued expenses......................................          54,146          22,330           19,582          11,696       5,737
Payables:
     Investment securities purchased..................         836,803         447,136           -              986,595       -
     Capital Stock reacquired.........................          97,204           2,866          163,575           2,065          12
                                     Total Liabilities         988,153         472,332          183,157       1,000,356       5,749

Net Assets Applicable to Outstanding Shares    .......    $118,533,521     $40,217,401      $39,753,900     $27,236,192 $10,977,222




Capital Stock (par value: $.01  a share)

Shares authorized.....................................     100,000,000     100,000,000      100,000,000     100,000,000 100,000,000
Shares issued and outstanding.........................       4,533,174       1,741,424        3,785,461       2,373,729   1,261,210

Net Asset Value Per Share   ..........................          $26.15          $23.09           $10.50          $11.47       $8.70




Net Assets Consist of:
Capital Stock.........................................    $     45,332     $    17,414      $    37,855     $    23,737 $    12,612
Additional paid-in capital............................      97,375,994      31,279,406       38,229,560      24,510,181  11,548,473
Accumulated undistributed net investment income.......       1,352,423         199,392        1,251,292         249,984     489,872
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................       2,998,231         (96,108)        (715,838)         60,924  (1,131,366)
     Foreign currency transactions....................          -               -                -               -            -
Net unrealized appreciation of investments............      16,761,541       8,817,297          951,031       2,391,366      57,631
Net unrealized appreciation on translation
     of assets and liabilities in foreign currencies..          -               -                -               -            -

                                      Total Net Assets    $118,533,521     $40,217,401      $39,753,900     $27,236,192 $10,977,222




See accompanying notes.

June 30, 1995

STATEMENTS OF ASSETS AND LIABILITIES

(unaudited)

                                                             Principal
                                                              Money          Principal
                                                              Market           World
                                                             Fund, Inc.      Fund, Inc.

Assets
Investment in securities -- at value
     (cost -- $18,253,755; $29,175,186; $29,745,310;
     $21,816,820; $101,739,688; $31,781,355;
     $38,193,555; $25,679,158; $10,409,979;
      $27,751,378 and $22,818,837,  respectively)
     (Note 4).........................................     $27,751,378     $23,504,948
Cash .................................................          37,113         231,750
Receivables:
     Dividends and interest...........................          -               70,315
     Investment securities sold.......................          -               -
     Capital Stock sold...............................         226,236          -
                                          Total Assets      28,014,727      23,807,013

Liabilities
Accrued expenses......................................          14,895          20,078
Payables:
     Investment securities purchased..................          -              604,987
     Capital Stock reacquired.........................         128,572          25,348
                                     Total Liabilities         143,467         650,413

Net Assets Applicable to Outstanding Shares    .......     $27,871,260     $23,156,600




Capital Stock (par value: $.01  a share)

Shares authorized.....................................     500,000,000     100,000,000
Shares issued and outstanding.........................      27,871,260       2,267,921

Net Asset Value Per Share   ..........................          $1.000          $10.21




Net Assets Consist of:
Capital Stock.........................................     $   278,713     $    22,679
Additional paid-in capital............................      27,592,547      22,146,728
Accumulated undistributed net investment income.......          -              349,691
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................          -              (44,196)
     Foreign currency transactions....................          -               (4,480)
Net unrealized appreciation of investments............          -              686,111
Net unrealized appreciation on translation
     of assets and liabilities in foreign currencies..          -                   67

                                      Total Net Assets     $27,871,260     $23,156,600




See accompanying notes.


Six Months Ended June 30, 1995

STATEMENTS OF OPERATIONS

(unaudited)


                                                           Principal        Principal
                                                          Aggressive          Asset         Principal       Principal
                                                            Growth         Allocation       Balanced           Bond
                                                          Fund, Inc.       Fund, Inc.      Fund, Inc.       Fund, Inc.

Net Investment Income
Income:
     Dividends........................................     $  174,275      $  257,137      $  222,241       $    -
     Withholding tax on foreign dividends.............         -                -               -                -
     Interest.........................................         31,471         567,537         511,511          831,851
                                          Total Income        205,746         824,674         733,752          831,851

Expenses:
     Management and investment advisory
         fees (Note 3)................................         71,851         124,462          88,476           50,005
     Custodian fees...................................          8,870          11,777           5,834            3,164
     Directors' fees..................................          4,120           4,120           3,907            3,906
     Other............................................            701             700             762              699
                                        Total Expenses         85,542         141,059          98,979           57,774

                                 Net Investment Income        120,204         683,615         634,773          774,077

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign  Currency Net
realized gain (loss) from:
     Investment transactions..........................        981,167         289,015         164,742            1,847
     Foreign currency transactions....................         -                -               -                -
Net increase (decrease) in unrealized appreciation/
depreciation on:
     Investments .....................................      2,677,282       2,569,606       2,868,023        1,907,485
     Translation of assets and liabilities in
          foreign currencies..........................         -                -               -                -
                   Net Realized and Unrealized Gain on
                      Investments and Foreign Currency      3,658,449       2,858,621       3,032,765        1,909,332
                           Net Increase in Net Assets
                             Resulting from Operations     $3,778,653      $3,542,236      $3,667,538       $2,683,409
















See accompanying notes.

Six Months Ended June 30, 1995

STATEMENTS OF OPERATIONS

(unaudited)


                                                           Principal        Principal       Principal                      Principal
                                                            Capital         Emerging       Government       Principal        High
                                                         Accumulation        Growth        Securities        Growth          Yield
                                                          Fund, Inc.       Fund, Inc.      Fund, Inc.      Fund, Inc.     Fund, Inc.

Net Investment Income
Income:
     Dividends........................................    $ 1,474,349      $  149,144     $    -            $  160,874     $  -
     Withholding tax on foreign dividends.............         -                -              -               -              -
     Interest.........................................        175,697         165,940       1,376,352          151,264      527,526
                                          Total Income      1,650,046         315,084       1,376,352          312,138      527,526

Expenses:
     Management and investment advisory
         fees (Note 3)................................        280,712         104,504          91,044           50,544       30,515
     Custodian fees...................................         12,743           6,366           6,121            6,365        2,796
     Directors' fees..................................          3,907           3,908           3,907            3,961        3,907
     Other............................................            671             765           1,514              696          701
                                        Total Expenses        298,033         115,543         102,586           61,566       37,919
                                 Net Investment Income      1,352,013         199,541       1,273,766          250,572      489,607

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign  Currency Net realized gain (loss) from:
     Investment transactions..........................      3,047,584         (93,814)        (41,117)          60,932       25,390
     Foreign currency transactions....................         -                -               -               -              -
Net  increase (decrease) in unrealized appreciation/
depreciation on:
     Investments .....................................     10,562,779       4,866,362       2,951,417        2,390,067      480,447
     Translation of assets and liabilities in
          foreign currencies..........................         -                -               -               -              -
                   Net Realized and Unrealized Gain on
                      Investments and Foreign Currency     13,610,363       4,772,548       2,910,300        2,450,999      505,837
                           Net Increase in Net Assets
                             Resulting from Operations    $14,962,376      $4,972,089      $4,184,066       $2,701,571     $995,444
















See accompanying notes.

Six Months Ended June 30, 1995

STATEMENTS OF OPERATIONS

(unaudited)


                                                            Principal
                                                              Money          Principal
                                                             Market            World
                                                            Fund, Inc.       Fund, Inc.

Net Investment Income
Income:
     Dividends........................................        $ -           $  382,083
     Withholding tax on foreign dividends.............          -              (63,263)
     Interest.........................................         825,871         129,796
                                          Total Income         825,871         448,616

Expenses:
     Management and investment advisory
         fees (Note 3)................................          67,044          71,009
     Custodian fees...................................           8,033           9,795
     Directors' fees..................................           3,829           3,996
     Other............................................             716             696
                                        Total Expenses          79,622          85,496
                                 Net Investment Income         746,249         363,120

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign  Currency Net realized gain (loss) from:
     Investment transactions..........................           -             (34,823)
     Foreign currency transactions....................           -              (4,480)
Net  increase (decrease) in unrealized appreciation/
depreciation on:
     Investments .....................................           -           1,213,078
     Translation of assets and liabilities in
          foreign currencies..........................           -                (108)
                   Net Realized and Unrealized Gain on
                      Investments and Foreign Currency           -           1,173,667
                           Net Increase in Net Assets
                             Resulting from Operations        $746,249      $1,536,787
















See accompanying notes.

Six Months Ended June 30, 1995

STATEMENTS  OF  CHANGES IN NET ASSETS

(unaudited)



                                                          Principal                                   Principal
                                                      Aggressive Growth                           Asset Allocation
                                                         Fund, Inc.                                  Fund, Inc.

                                                   Six Months     Period                       Six Months      Period
                                                      Ended        Ended                          Ended         Ended
                                                    June 30,   December 31,                     June 30,    December 31,
                                                      1995        1994(a)                         1995         1994(a)

Operations
Net investment income.......................      $   120,204   $    76,039                   $   683,615  $   663,604
Net realized gain (loss) from investment
     transactions...........................          981,167        91,717                       289,015     (136,298)
Net increase (decrease) in unrealized
    appreciation/depreciation on investments
    and translation of assets and
    liabilities in foreign currencies.......        2,677,282        37,335                     2,569,606     (463,984)
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations        3,778,653       205,091                     3,542,236       63,322

Dividends and Distributions to Shareholders
From net investment income..................           (7,303)     (69,313)                       (30,983)    (633,124)
From net realized gain on investments and
      foreign currency transactions.........          (69,318)     (62,706)                         -             -
Excess distribution of net realized gain on
     investments (Note 1)...................            -            -                              -          (41,928)
                                                      (76,621)    (132,019)                       (30,983)    (675,052)

Capital Share Transactions (Note 5)
Shares sold.................................        5,280,487   13,605,360                      2,914,856   27,985,523
Shares issued in reinvestment of dividends
     and distributions......................           76,620      132,019                         30,983      675,052
Shares redeemed.............................         (496,780)     (39,965)                      (112,681)      (7,788)
  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions        4,860,327   13,697,414                      2,833,158   28,652,787
                   Total Increase (Decrease)        8,562,359   13,770,486                      6,344,411   28,041,057

Net Assets
Beginning of period.........................       13,770,486        -                         28,041,057         -
End of period (including undistributed net
     investment income as set forth below)..      $22,332,845  $13,770,486                    $34,385,468  $28,041,057

Undistributed Net Investment Income.........      $   119,627  $     6,726                    $   669,534  $    30,480

(a)Period from May 23, 1994 (date  operations  commenced)  through  December 31,
   1994.
















See accompanying notes.

Six Months Ended June 30, 1995

STATEMENTS  OF  CHANGES IN NET ASSETS

(unaudited)



                                                       Principal                   Principal                   Principal
                                                        Balanced                      Bond                Capital Accumulation
                                                       Fund, Inc.                  Fund, Inc.                   Fund, Inc.

                                                 Six Months     Year        Six Months       Year         Six Months       Year
                                                   Ended       Ended          Ended         Ended           Ended         Ended
                                                  June 30,  December 31,     June 30,    December 31,      June 30,    December 31,
                                                   1995        1994           1995          1994            1995          1994

Operations
Net investment income.......................   $   634,773  $   749,475     $  774,077  $ 1,135,608  $     1,352,013 $    3,083,195
Net realized gain (loss) from investment
     transactions...........................       164,742      754,708          1,847     (105,044)       3,047,584      3,704,610
Net increase (decrease) in unrealized
    appreciation/depreciation on investments
    and translation of assets and
    liabilities in foreign currencies.......     2,868,023   (2,010,252)     1,907,485   (1,416,499)      10,562,779     (5,902,482)
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations     3,667,538     (506,069)     2,683,409     (385,935)      14,962,376        885,323

Dividends and Distributions to Shareholders
From net investment income..................       (12,843)    (742,989)       (18,850)  (1,129,640)         (59,901)   (3,039,878)
From net realized gain on investments and
      foreign currency transactions.........      (450,624)    (359,204)        -            -            (2,469,400)   (3,606,801)
Excess distribution of net realized gain on
     investments (Note 1)...................          -           -             -            -                 -             -
                                                  (463,467)  (1,102,193)       (18,850)  (1,129,640)      (2,529,301)   (6,646,679)

Capital Share Transactions (Note 5)
Shares sold.................................     6,929,534    4,652,236      5,073,890    3,317,198       19,000,958    33,765,050
Shares issued in reinvestment of dividends
     and distributions......................       463,467    1,102,194         18,850    1,129,640        2,506,423     6,592,055
Shares redeemed.............................    (1,611,764)    (501,945)      (987,668)    (209,853)     (35,978,734)  (42,538,618)
  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions     5,781,237    5,252,485      4,105,072    4,236,985      (14,471,353)   (2,181,513)
                   Total Increase (Decrease)     8,985,308    3,644,223      6,769,631    2,721,410       (2,038,278)   (7,942,869)

Net Assets
Beginning of period.........................    25,043,207   21,398,984     17,108,322   14,386,912      120,571,799   128,514,668
End of period (including undistributed net
     investment income as set forth below)..   $34,028,515  $25,043,207    $23,877,953  $17,108,322     $118,533,521  $120,571,799

Undistributed Net Investment Income.........   $   633,873  $    11,943    $   771,911  $    16,684     $  1,352,423  $     60,311

(a)Period from May 23, 1994 (date  operations  commenced)  through  December 31,
   1994.
















See accompanying notes.

Six Months Ended June 30, 1995

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)

(unaudited)



                                                                        Principal                      Principal
                                                                     Emerging Growth             Government Securities
                                                                       Fund, Inc.                     Fund, Inc.

                                                                Six Months        Year         Six Months       Year
                                                                   Ended          Ended           Ended         Ended
                                                                 June 30,     December 31,      June 30,    December 31,
                                                                   1995           1994            1995          1994

Operations
Net investment income........................................  $   199,541   $   166,792     $ 1,273,766   $ 2,755,820
Net realized gain (loss) from investment transactions........      (93,814)      677,550         (41,117)     (674,721)
Net realized gain (loss) from foreign currency transactions..        -              -               -             -
Net increase (decrease) in unrealized appreciation/
     depreciation on investments and translation of assets
     and liabilities in foreign currencies...................    4,866,362      (716,715)      2,951,417    (3,960,440)

         Net Increase (Decrease) in Net Assets Resulting from
                                                   Operations    4,972,089       127,627       4,184,066    (1,879,341)

Dividends and Distributions to Shareholders
From net investment income...................................       (1,502)     (165,538)       (101,483)   (2,694,877)
Excess distribution of net investment income (Note 1)........        -              -               -             -
From net realized gain on investments and foreign currency
     transactions............................................      (20,372)     (824,006)           -             -

                                                                   (21,874)     (989,544)       (101,483)   (2,694,877)

Capital Share Transactions (Note 5)
Shares sold..................................................   14,997,709    12,744,993      10,565,552    20,568,925
Shares issued in reinvestment of dividends
      and distributions......................................       21,874       989,544          99,543     2,626,308
Shares redeemed..............................................   (3,664,362)   (1,148,919)    (11,115,141)  (19,158,954)
                  Net Increase (Decrease) in Net Assets from
                                  Capital Shares Transactions   11,355,221    12,585,618        (450,046)    4,036,279

                                    Total Increase (Decrease)   16,305,436    11,723,701       3,632,537      (537,939)

Net Assets
Beginning of period..........................................   23,911,965    12,188,264      36,121,363    36,659,302

End of period (including undistributed (overdistributed) net
     investment income as set forth below)...................  $40,217,401   $23,911,965     $39,753,900   $36,121,363

Undistributed (overdistributed) Net Investment Income........  $   199,392   $     1,353     $ 1,251,292   $    79,009

(b)Period from March 23, 1994 (date operations commenced) through December 31, 1994.
















See accompanying notes.

Six Months Ended June 30, 1995

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)

(unaudited)



                                                                     Principal                     Principal
                                                                      Growth                      High Yield
                                                                      Fund, Inc.                    Fund, Inc.

                                                                Six Months      Period        Six Months       Year
                                                                  Ended         Ended           Ended         Ended
                                                                 June 30,    December 31,      June 30,    December 31,
                                                                   1995         1994(b)          1995          1994

Operations
Net investment income........................................  $   250,572   $   107,760     $   489,607    $  862,613
Net realized gain (loss) from investment transactions........       60,932            (8)         25,390      (113,805)
Net realized gain (loss) from foreign currency transactions..        -             -               -             -
Net increase (decrease) in unrealized appreciation/
     depreciation on investments and translation of assets
     and liabilities in foreign currencies...................    2,390,067         1,299         480,447      (691,913)

         Net Increase (Decrease) in Net Assets Resulting from
                                                   Operations    2,701,571       109,051         995,444        56,895

Dividends and Distributions to Shareholders
From net investment income...................................         (588)     (107,760)        (16,009)     (854,622)
Excess distribution of net investment income (Note 1)........        -              (199)          -             -
From net realized gain on investments and foreign currency
     transactions............................................        -             -               -             -

                                                                      (588)     (107,959)        (16,009)     (854,622)

Capital Share Transactions (Note 5)
Shares sold..................................................   14,813,406    13,353,752         333,904       120,658
Shares issued in reinvestment of dividends
      and distributions......................................          588       107,959          16,008       854,623
Shares redeemed..............................................   (3,364,903)     (376,685)        (48,937)      (56,349)
                  Net Increase (Decrease) in Net Assets from
                                  Capital Shares Transactions   11,449,091    13,085,026         300,975       918,932

                                    Total Increase (Decrease)   14,150,074    13,086,118       1,280,410       121,205

Net Assets
Beginning of period..........................................   13,086,118         -           9,696,812     9,575,607

End of period (including undistributed (overdistributed) net
     investment income as set forth below)...................  $27,236,192   $13,086,118     $10,977,222    $9,696,812

Undistributed (overdistributed) Net Investment Income........  $   249,984   $     -         $   489,872    $   16,274

(b)Period from March 23, 1994 (date operations commenced) through December 31, 1994.
















See accompanying notes.

Six Months Ended June 30, 1995

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)

(unaudited)



                                                                       Principal                     Principal
                                                                      Money Market                      World
                                                                        Fund, Inc.                    Fund, Inc.

                                                                Six Months       Year         Six Months       Period
                                                                  Ended         Ended           Ended          Ended
                                                                 June 30,    December 31,      June 30,     December 31,
                                                                   1995          1994            1995          1994(b)

Operations
Net investment income........................................   $   746,249   $   958,162     $   363,120    $    74,661
Net realized gain (loss) from investment transactions........         -             -             (34,823)         8,912
Net realized gain (loss) from foreign currency transactions..         -             -              (4,480)        14,084
Net increase (decrease) in unrealized appreciation/
     depreciation on investments and translation of assets
     and liabilities in foreign currencies...................         -             -           1,212,970       (526,792)

         Net Increase (Decrease) in Net Assets Resulting from
                                                   Operations       746,249       958,162       1,536,787       (429,135)

Dividends and Distributions to Shareholders
From net investment income...................................      (746,249)     (958,162)         (1,545)       (74,661)
Excess distribution of net investment income (Note 1)........         -             -               -            (25,968)
From net realized gain on investments and foreign currency
     transactions............................................         -             -             (13,717)        (4,568)

                                                                   (746,249)     (958,162)        (15,262)      (105,197)

Capital Share Transactions (Note 5)
Shares sold..................................................    45,584,113    73,870,425       8,605,813     14,270,677
Shares issued in reinvestment of dividends
      and distributions......................................       556,285       706,556          15,262        105,196
Shares redeemed..............................................   (47,641,022)  (67,958,011)       (732,094)       (95,447)
                  Net Increase (Decrease) in Net Assets from
                                  Capital Shares Transactions    (1,500,624)    6,618,970       7,888,981     14,280,426

                                    Total Increase (Decrease)    (1,500,624)    6,618,970       9,410,506     13,746,094

Net Assets
Beginning of period..........................................    29,371,884    22,752,914      13,746,094          -

End of period (including undistributed (overdistributed) net
     investment income as set forth below)...................   $27,871,260   $29,371,884     $23,156,600    $13,746,094

Undistributed (overdistributed) Net Investment Income........   $    -        $     -         $   349,691    $   (11,884)

(b)Period from March 23, 1994 (date operations commenced) through December 31, 1994.
















See accompanying notes.

June 30, 1995

NOTES TO FINANCIAL STATEMENTS
(unaudited)
Principal Aggressive Growth Fund, Inc.
Principal Asset Allocation Fund, Inc.
Principal Balanced Fund, Inc.
Principal Bond Fund, Inc.
Principal Capital Accumulation Fund, Inc.
Principal Emerging Growth Fund, Inc.
Principal Government Securities Fund, Inc.
Principal Growth Fund, Inc.
Principal High Yield Fund, Inc.
Principal Money Market Fund, Inc.
Principal World Fund, Inc.

Note 1 -- Significant Accounting Policies

Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc. and Principal World Fund, Inc. (the "Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

On March 23, 1994, the initial purchases of 500,000 shares of Capital Stock of the Principal Growth Fund, Inc. and 500,000 shares of Capital Stock of the Principal World Fund, Inc. were made by Principal Mutual Life Insurance Company. On May 23, 1994, the initial purchases of 1,000,000 shares of Capital Stock of the Principal Aggressive Growth Fund, Inc. and 2,500,000 shares of Capital Stock of the Principal Asset Allocation Fund, Inc. were made by Principal Mutual Life Insurance Company (see Note 3).

Effective May 1, 1994, the name of Principal Managed Fund, Inc. was changed to Principal Balanced Fund, Inc.

Principal Money Market Fund, Inc. values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The other funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

With respect to Principal World Fund, Inc., the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation.

Since the carrying amount of the foreign securities in the Principal World Fund, Inc. is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds record investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest income is recognized on an accrual basis.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

With respect to Principal Money Market Fund, Inc., all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other funds are recorded on the ex-dividend date.

Effective January 1, 1994, the Funds adopted Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The amount of dividends and distributions to shareholders from net investment income and net realized gain on investments and foreign currency transactions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e. that they result from other than timing of recognition - "temporary"), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The reclassifications did not materially impact the financial statements and did not affect net investment income or net realized gain (loss) for the six months ended June 30, 1995 or net assets at June 30, 1995.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded for financial statement purposes by the fund. The differences between the income and gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on investments in the accompanying Statements of Changes in Net Assets.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year, substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is approximately the same for both federal income tax and financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Funds have agreed to pay investment advisory and management fees to Princor Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Mutual Life Insurance Company) (the "Manager"), computed at an annual percentage rate of each fund's average daily net assets. The annual rate used in this calculation for Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc. and Principal Money Market Fund, Inc. is .50% of the first $100 million of the fund's average daily net assets and .45% of the next $100 million of the fund's average daily net assets. The annual rate used in this calculation for Principal Asset Allocation Fund, Inc. and Principal Aggressive Growth Fund, Inc. is .80% of the first $100 million of the fund's average daily net assets. With respect to Principal Balanced Fund, Inc. and Principal High Yield Fund, Inc., the annual rate used in this calculation is
 .60% of the first $100 million of the fund's average daily net assets. With respect to Principal Emerging Growth Fund, Inc. and Principal World Fund, Inc., the annual rate used in this calculation is .65% and .75%, respectively, of the first $100 million of the fund's average daily net assets.

Brokerage commissions were paid to affiliates by certain of the funds, as follows:

                                    Six months ended         Year ended
                                         June 30,            December 31,
                                           1995                  1994


Principal Balanced Fund, Inc.             $  219                $  669
Principal Capital Accumulation
   Fund, Inc.                              1,140                 8,243
Principal Emerging Growth
   Fund, Inc.                                660                   357
Principal Growth Fund, Inc.                3,552                   632
Principal World Fund, Inc.                 1,241                  --

All of the shares of Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Growth Fund, Inc. and Principal World Fund, Inc. are owned by Principal Mutual Life Insurance Company and Principal Mutual Life Insurance Company's Separate Account B. All of the shares of Principal Balanced Fund, Inc. Principal Bond Fund, Inc. and Principal Emerging Growth Fund, Inc. are owned by Principal Mutual Life Insurance Company and Principal Mutual Life Insurance Company's Separate Account B and Variable Life Separate Account. All of the shares of Principal Capital Accumulation Fund, Inc. and Principal Money Market Fund, Inc. are owned by Principal Mutual Life Insurance Company and Principal Mutual Life Insurance Company's Separate Account B, Separate Account C and Variable Life Separate Account. All of the shares of Principal Government Securities Fund, Inc. are owned by Principal Mutual Life Insurance Company and Principal Mutual Life Insurance Company's Separate Account B and Separate Account C. All of the shares of Principal High Yield Fund, Inc. are owned by Principal Mutual Life Insurance Company and Principal Mutual Life Insurance Company's Variable Life Separate Account.

Note 4 -- Investment Transactions

For the six months ended June 30, 1995, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                                                           Purchases                   Sales

     Principal Aggressive Growth Fund, Inc.                               $16,878,706               $11,779,962
     Principal Asset Allocation Fund, Inc.                                  7,339,532                 6,074,193
     Principal Balanced Fund, Inc.                                          3,282,377                 3,242,064
     Principal Bond Fund, Inc.                                              4,601,557                   407,000
     Principal Capital Accumulation Fund, Inc.                             28,621,246                45,986,279
     Principal Emerging Growth Fund, Inc.                                  15,349,886                   654,763
     Principal Government Securities Fund, Inc.                             2,845,048                 2,403,323
     Principal Growth Fund, Inc.                                           13,981,769                   577,052
     Principal High Yield Fund, Inc.                                        2,970,688                 2,035,376
     Principal World Fund, Inc.                                            11,504,377                 1,215,452

At June 30, 1995, net unrealized appreciation of investments held by the Funds was composed of the following:

                                                                                                  Net Unrealized
                                                                Gross Unrealized                   Appreciation
                                                         Appreciation       (Depreciation)        of Investments

     Principal Aggressive Growth Fund, Inc.              $  2,842,502      $   (127,885)            $ 2,714,617
     Principal Asset Allocation Fund, Inc.                  2,890,963          (771,763)              2,119,200
     Principal Balanced Fund, Inc.                          4,389,232          (393,298)              3,995,934
     Principal Bond Fund, Inc.                              1,462,478           (71,177)              1,391,301
     Principal Capital Accumulation Fund, Inc.             19,104,777        (2,343,236)             16,761,541
     Principal Emerging Growth Fund, Inc.                   9,726,495          (909,198)              8,817,297
     Principal Government Securities Fund, Inc.             1,269,117          (318,086)                951,031
     Principal Growth Fund, Inc.                            2,896,748          (505,382)              2,391,366
     Principal High Yield Fund, Inc.                          301,248          (243,617)                 57,631
     Principal World Fund, Inc.                             1,792,423        (1,106,312)                686,111

At June 30, 1995,  Principal Asset  Allocation Fund,  Inc.,  Principal  Balanced
Fund, Inc.,  Principal  Emerging Growth Fund,  Inc.,  Principal High Yield Fund,
Inc. and Principal World Fund, Inc. held the following securities which may require registration under the Securities Act of 1933 or an exemption therefrom in order to effect a sale in the ordinary course of business.

                                                                                             Value at      Value as a
                                                                   Date of                   June 30,     Percentage of
           Fund                Security Description              Acquisition       Cost        1995        Net Assets


   Principal Asset
   Allocation Fund, Inc.   Telebras GDR                            9/14/94      $  1,012     $    614         .00%

                           United Stationer Supply;
                           Senior Subordinated Notes               4/27/95       202,500      202,000         .59%

                           Weirton Steel Corp.;
                           Senior Notes                             6/5/95       197,000      188,500         .55%

                                                                                              391,114        1.14%
   Principal Balanced      Federal-Mogul Corp.; Series D
   Fund, Inc.              Convertible                            10/15/92       248,325      239,187         .70%

   Principal Emerging      Ciba-Geigy Corp.; Exchangeable
   Growth Fund, Inc.       Subordinated Debentures                 3/20/91       150,000      145,312         .36%

                           Metalclad Corp.; Convertible
                           Subordinated Debentures                  6/2/92        75,000       35,906         .09%

                           Sierra On Line; Convertible
                           Subordinated Debentures                 8/17/94       100,375      183,425         .46%

                                                                                              364,643         .91%
   Principal High Yield    Dominick's Finer Foods, Inc.;
   Fund, Inc.              Senior Subordinated Notes               4/27/95       300,000      303,750        2.77%

                           Weirton Steel Corp.
                           Senior Notes                             6/5/95       295,500      282,750        2.58%

                                                                                              586,500        5.35%
   Principal World
   Fund, Inc.              Koninklijke KNP BT NV                    3/7/95        91,891       84,153         .36%
                                                                   3/29/95        46,567       48,088         .21%

                           Royal Plastics Group                   11/23/94        41,703       70,067         .30%

                                                                                              202,308         .87%
The Fund's  investments  are with  various  issuers in various  industries.  The
Schedules of Investments  contained  herein summarize  concentrations  of credit risk by industry  and issuer  except for  Principal  World Fund,  Inc.  which is summarized by country, industry and issuer.

Note 5 -- Capital Share Transactions

Transactions in shares of Capital Stock by fund were as follows:


                                                   Principal Aggressive         Principal Asset       Principal Balanced
                                                     Growth Fund, Inc.       Allocation Fund, Inc.        Fund, Inc.

Six Months Ended June 30, 1995:
Shares sold.....................................          476,567                  287,651                 559,673
Shares issued in reinvestment of
 dividends and distributions....................            7,398                    3,145                  39,076

Shares redeemed.................................          (41,831)                 (11,121)               (129,361)

                                   Net Increase           442,134                  279,675                 469,388



Period Ended December 31, 1994:(1)
Shares sold.....................................        1,352,371                2,796,023                 368,768
Shares issued in reinvestment of
 dividends and distributions....................           13,058                   68,953                  91,841

Shares redeemed.................................           (3,861)                    (774)                (39,693)


                                   Net Increase         1,361,568                2,864,202                 420,916

(1)Principal Aggressive Growth Fund, Inc. and Principal Asset Allocation Fund, Inc., period from May 23, 1994 (date operations commenced) through December 31, 1994.

                                                      Principal             Principal Capital         Principal Emerging
                                                    Bond Fund, Inc.      Accumulation Fund, Inc.       Growth Fund, Inc.

Six Months Ended June 30, 1995:
Shares sold.....................................       468,960                    780,126                   716,156
Shares issued in reinvestment of
 dividends and distributions....................         1,826                    108,543                     1,094

Shares redeemed.................................       (93,226)                (1,499,336)                 (173,501)

                        Net Increase (Decrease)        377,560                   (610,667)                  543,749



Year Ended December 31, 1994:
Shares sold.....................................       308,755                  1,381,360                   618,438
Shares issued in reinvestment of
 dividends and distributions....................       111,513                    275,405                    49,050

Shares redeemed.................................       (19,236)                (1,735,373)                  (56,074)

                        Net Increase (Decrease)        401,032                    (78,608)                  611,414

                                                      Principal Government       Principal Growth       Principal High
Securities Fund, Inc.                                 Securities Fund, Inc.         Fund, Inc.         Yield Fund, Inc.

Six Months Ended June 30, 1995:
Shares sold.....................................           1,066,231                1,393,073               39,194
Shares issued in reinvestment of
 dividends and distributions....................              10,424                       58                2,003
Shares redeemed.................................          (1,143,877)                (315,320)              (5,860)

                        Net Increase (Decrease)              (67,222)               1,077,811               35,337



Year Ended December 31, 1994:(2)
Shares sold.....................................           1,999,929                1,322,072               14,057
Shares issued in reinvestment of
 dividends and distributions....................             279,684                   10,689              107,934
Shares redeemed.................................          (1,881,876)                 (36,843)              (6,581)

                                  Net Increase               397,737                1,295,918              115,410

(2)Principal Growth Fund, Inc., period from March 23, 1994 (date operations commenced) through December 31, 1994.

                                                        Principal Money          Principal World
                                                       Market Fund, Inc.            Fund, Inc.


Six Months Ended June 30, 1995:
Shares sold.....................................           45,584,113                  903,071
Shares issued in reinvestment of
 dividends and distributions....................              556,285                    1,642
Shares redeemed.................................          (47,641,022)                 (75,153)

                        Net Increase (Decrease)            (1,500,624)                 829,560

Year Ended December 31, 1994:(3)
Shares sold.....................................           73,870,425                1,437,009
Shares issued in reinvestment of
 dividends and distributions....................              706,556                   11,004
Shares redeemed.................................          (67,958,011)                  (9,652)

                                  Net Increase              6,618,970                1,438,361

(3)Principal World Fund, Inc., period from March 23, 1994 (date operations commenced) through December 31, 1994.

Note 6 -- Line of Credit

The Funds have an unsecured line of credit with a bank which allows each fund to borrow up to $500,000. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's prime rate. Additionally, a commitment fee is charged at the annual rate of .25% on the line of credit. At June 30, 1995, the Funds had no outstanding borrowings under the line of credit.

SCHEDULES OF INVESTMENTS

PRINCIPAL AGGRESSIVE GROWTH FUND, INC.

                                             Shares
                                              Held            Value

Common Stocks (93.89%)

Aerspace Industries (1.25%)
   Rockwell International Corp.               6,100       $   279,075

Air Transportation, Scheduled (0.57%)
   AMR Corp.                                  1,700           126,863

Aircraft & Parts (6.62%)
   Boeing Co.                                 1,200            75,150
   Lockheed Martin Corp.                      5,300           334,563
   McDonnell Douglas Corp.                    6,900           529,575
   United Technologies Corp.                  6,900           539,062
                                                            1,478,350
Auto & Home Supply Stores (1.02%)
   Autozone, Inc.                             9,100(a)        228,638

Beverages (3.49%)
   Coca-Cola Co.                              8,300           529,125
   Pepsico, Inc.                              5,500           250,938
                                                              780,063

Commercial Banks (4.71%)
   Citicorp                                   6,600           381,975
   J. P. Morgan & Co.                         3,900           273,487
   Wells Fargo & Co.                          2,200           396,550
                                                            1,052,012
Computer & Data Processing
Services (0.65%)
   Microsoft Corp.                            1,600(a)        144,600

Computer & Office Equipment (3.78%)
   Bell & Howell Holdings                     2,700(a)         54,675
   Cabletron Systems, Inc.                    3,675(a)        195,694
   Hewlett-Packard Co.                        2,700           201,150
   International Business
          Machines Corp.                      4,100           393,600
                                                              845,119
Concrete, Gypsum & Plaster
Products (0.61%)
   USG Corp.                                     5,700(a)     135,375

Construction & Related
Machinery (0.83%)
   Caterpillar, Inc.                             2,900        186,325

Consumer Products (8.19%)
   Phillip Morris Cos., Inc.                    23,000      1,710,625
   UST, Inc.                                     4,000        119,000
                                                            1,829,625
Crude Petroleum & Natural Gas (0.23%)
   Occidental Petroleum Corp.                    2,200         50,325

Department Stores (0.90%)
   Global Direct Mail Co.                        1,300(a)      25,675
   Harcourt General, Inc.                        4,100        174,250
                                                              199,925
Drugs (4.50%)
   American Home Products Corp.                  3,400        263,075
   Merck & Co., Inc.                             3,700        181,300
   Pfizer, Inc.                                  3,500        323,313
   Schering-Plough Corp.                         5,400        238,275
                                                            1,005,963

Eating & Drinking Places (1.38%)
   Boston Chicken, Inc.                          5,750(a)     139,078
   Cracker Barrel Old Country
      Store, Inc.                                8,200        169,125
                                                              308,203
Electric Components &
Acessories (2.57%)
   Duracell International, Inc.                  5,000        216,250
   Logic Corp.                                   4,000(a)     156,500
   Texas Instruments                             1,500        200,813
                                                              573,563
Electronic Distribution
Equipment (0.88%)
   General Electric Co.                          3,500        197,313

Federal & Federally Sponsored
Credit (4.38%)
   Federal Home Loan Mortgage Corp.              2,300        158,125
   Federal National Mortgage
     Association                                 8,700        821,063
                                                              979,188
Finance Services (0.65%)
   The Travelers Group, Inc.                     3,300        144,375

Fire, Marine, & Casualty
Insurance (0.48%)
   Aetna Life & Casualty Co.                     1,700        106,887

Grain Mill Products (2.95%)
   Kellogg Co.                                   5,300        378,287
   Ralston-Ralston Purina Group                  5,500        280,500
                                                              658,787
Hospitals (1.36%)
   Columbia/HCA Healthcare Corp.                 7,000        302,750

Holels & Motels (0.35%)
   Trump Hotels & Casinos                        5,900(a)      78,913

Industrial Inorganic Chemicals (0.61%)
   Monsanto Co.                                  1,500        135,188

Industrial Machinery, NEC (0.97%)
   Applied Materials, Inc.                       2,500(a)     216,562

Insurance Agents, Brokers,
 & Services (1.93%)
   Exel Ltd.                                     8,300        431,600

Lumber & Other Building
Materials (1.73%)
   Home Depot, Inc.                              6,800        276,250
   Lowe's Cos., Inc.                             3,700        110,538
                                                              386,788
Medical Service & Health
Insurance (1.90%)
   Hospitality Franchise Systems, Inc.           6,900(a)     238,913
   United Healthcare Corp.                       4,500        186,187
                                                              425,100
Miscellaneous Amusement, Recreation
Service (0.12%)
   National Gaming Corp.                         3,220(a)      27,772

Miscellaneous Business Services (0.88%)
   CUC International, Inc.                       4,700(a)     197,400

Miscellaneous Converted  Paper
 Products (0.26%)
   Playtex Products                              5,900(a)      58,262

Miscellaneous Electrical Equipment
& Supplies (1.11%)
   Motorola, Inc.                                3,700        248,362

Miscellaneous Fabricated Metal
Products (1.11%)
   Intel Corp.                                   3,900        246,919

Miscellaneous Food Stores (1.32%)
   General Nutrition Cos.                        8,400(a)     295,050

Mortgage Bankers & Brokers (0.55%)
   Countrywide Credit                            5,900        123,900

Motor Vehicles & Equipment (2.13%)
   Chrysler Corp.                                4,100        196,288
   Ford Motor Co.                                5,600        166,600
   General Motors Corp.                          2,400        112,500
                                                              475,388
Newspapers (1.36%)
   Gannett Co.                                   5,600        303,800

Non-Classifiable Establishments (0.61%)
   Partnerre Holdings                            5,200        135,850

PaperBoard Mills (0.55%)
   Stone Container Corp.                         5,800(a)     123,250

Periodicals (0.68%)
   Time Warner, Inc.                             3,700        152,162

Personal Credit Institutions (0.44%)
   Dean Witter, Discover & Co.                   2,100         98,700

Petroleum Refining (2.75%)
   Exxon Corp.                                   1,800        127,125
   Mobil Corp.                                   2,400        230,400
   Royal Dutch Petroleum Co. ADR                 2,100        255,937
                                                              613,462
Photographic Equipment
& Supplies (1.62%)
   Eastman Kodak Co.                             4,950        300,094
   Polaroid Corp.                                1,500         61,125
                                                              361,219
Plastic Materials & Synthetics (1.16%)
   Hercules, Inc.                                5,300        258,375

Pulp Mills (1.55%)
   Champion International Corp.                  4,600        239,775
   Mead Corp.                                    1,800        106,875
                                                              346,650
Radio & Television
Broadcasting (1.41%)
   CBS, Inc.                                     1,600        107,200
   New World Communications                      9,900(a)     206,662
                                                              313,862
Railroads (0.77%)
   Burlington Northern, Inc.                     2,700        171,112

Savings Institution (0.99%)
   Ahmanson (H.F.) & Co.                        10,000        220,000

Search & Navigation Equipment (3.28%)
   Litton Industries, Inc.                       9,200(a)     339,250
   Loral Corp.                                   3,800        196,650
   Watkins Johnson Co.                           4,400        195,800
                                                              731,700

Security & Commodity Services (1.00%)
   Franklin Resources, Inc.                      5,000        222,500

Security Brokers & Dealers (1.79%)
   American Express Co.                         11,400        400,425

Ship & Boat Building &
Repairing (1.14%)
   Allied Signal, Inc.                           5,700        253,650

Surety Insurance (1.25%)
   Ace Ltd.                                      9,600        278,400

Telephone Communication (2.42%)
   AT&T Corp.                                    6,500        345,312
   Airtouch Communications, Inc.                 6,900(a)     196,650
                                                              541,962
Tires & Inner Tubes (0.92%)
   Goodyear Tire & Rubber Co.                    5,000        206,250

Toys & Sporting Goods (0.28%)
   Toy Biz, Inc.                                 3,500(a)      63,437

Video Tape Rental (0.95%)
   Viacom Inc., Class B                          4,351(a)     201,778
   Viacom Inc., Rights Issue                     6,200(a)       9,300
                                                              211,078

                  Total Portfolio Investments (93.89%)     20,968,372

Cash and receivables, net of liabilities (6.11%)            1,364,473


                            Total Net Assets (100.00%)    $22,332,845


(a) Non-income producing security - No dividend paid during the past twelve months.

PRINCIPAL ASSET ALLOCATION FUND, INC.


                                                 Shares
                                                  Held        Value


Common Stocks (52.47%)


Aerospace Industries (0.48%)
   Gencorp, Inc.                                  3,600    $    38,700
   Rockwell International Corp.                   1,100         50,325
   Thiokol Corp.                                  2,500         75,625
                                                               164,650
Agricultural Chemicals (0.16%)
   Sociedad Quimica Minera De
     Chile SA ADR                                 1,200         56,700

Air Transportation, Scheduled (0.46%)
   AMR Corp.                                        400(a)      29,850
   Cathay Pacific Airways ADR                     8,500         62,067
   SkyWest Airlines, Inc.                         3,000         67,875
                                                               159,792
Aircraft & Parts (0.95%)
   Boeing Co.                                       100          6,262
   Lockheed Martin Corp.                          1,200         75,750
   McDonnell Douglas Corp.                        2,400        184,200
   United Technologies Corp.                        800         62,500
                                                               328,712
Auto & Home Supply Stores (0.19%)
   Autozone, Inc.                                 2,600(a)      65,325

Automotive  Rentals,
 No Drivers (0.16%)
   Ryder Systems, Inc.                            2,300         54,913

Beverages (1.33%)
   Anheuser Busch Cos., Inc.                      1,000         56,875
   Bass PLC ADR                                   3,800         71,725
   Coca-Cola Co.                                  2,100        133,875
   Coors (Adolph); Class B                        4,200         68,775
   Kirin Brewery                                    600         64,200
   Pepsico, Inc.                                  1,400         63,875
                                                               459,325
Blankbooks & Bookbinding (0.17%)
   Deluxe Corp.                                   1,750         57,969

Blast Furnace & Basic Steel
Products (0.59%)
   Acesita-Cia Acos Especiais
      Itabira ADR                                 2,260         30,511
   Australian National Industries                 8,960         30,993
   British Steel PLC ADS                          2,700         74,925
   Carpenter Technology                           1,000         68,125
                                                               204,554
Bowling Centers (0.15%)
   Meija Seika Kaisha Ltd. ADR                      900         52,474

Broadwoven Fabric Mills,
Cotton (0.16%)
   Springs Industries, Inc.                       1,500         55,875

Chemicals & Allied Products (0.44%)
   Bayer AG Sponsored ADR                         3,000         74,560
   Ciba-Geigy Sponsored ADR                       2,100         76,919
                                                               151,479
Cogeneration - Small Power
Producer (0.20%)
   Zurn Industries                                3,500         70,000

Combination Utility Services (0.89%)
   Central Hudson Gas & Electric Corp.            2,400         64,800
   Commonwealth Energy Systems                    1,500         56,625
   NIPSCO Industries, Inc.                        1,850         62,900
   Orange & Rockland Utilities, Inc.              1,700         57,375
   Washington Water Power Co.                     4,000         64,000
                                                               305,700

Commercial Banks (4.63%)
   ABN-AMRO Holdings NV ADR                       1,800   $     69,422
   Allied Irish Banks ADR                         2,900         83,375
   Banco Central ADR                              6,500         69,063
   Banco Fraces Del Rio De La Plata               2,500         45,000
   BankAmerica Corp.                                850         44,731
   Banker's Trust                                   750         46,500
   Brierly Investments Ltd. ADR                   3,350         50,593
   Chemical Banking Corp.                         1,100         51,975
   Citicorp                                       1,700         98,387
   Commerzbank AG ADR                             1,500         71,699
   Finova Group, Inc.                             1,900         66,500
   First of America Bank Corp.                    1,500         55,688
   First Security Corp.                           2,400         67,200
   HSBC Holdings ADR                                600         76,963
   Mellon Bank Corp.                              1,100         45,788
   National Westminster ADR                       1,200         62,700
   Onbankcorp Inc.                                2,800         79,450
   Peoples Heritage Financial
      Group, Inc.                                 4,500         67,500
   Summit Bancorp.                                3,570         75,862
   Union Bank of San Francisco                    1,900         80,275
   Union Planter's Corp.                          2,600         69,550
   Wells Fargo & Co.                                700        126,175
   Westpac Banking ADR                            4,900         90,037
                                                             1,594,433
Commercial Printing (0.17%)
   Bowne & Co., Inc.                              3,500         59,938

Communications Equipment (0.76%)
   Alcatel  Alsthom ADR                           4,700         85,188
   Hanson PLC ADR                                 3,050         53,756
   Harris Corp.                                   1,050         54,206
   Northern Telecom Ltd.                          1,800         65,700
   U.S. Industries, Inc.                            137(a)       1,867
                                                               260,717
Communications Services,
NEC (0.21%)
   Comsat Corp.                                   3,600         70,650

Computer & Data Processing
Services (0.08%)
   Microsoft Corp.                                  300(a)      27,113

Computer & Office Equipment (1.15%)
   Apple Computer, Inc.                           1,200         55,725
   Bell & Howell Holdings                           500(a)      10,125
   Cabletron Systems, Inc.                          900(a)      47,925
   Hewlett-Packard Co.                              500         37,250
   Hitachi Ltd. ADR                                 700         70,175
   International Business
     Machines Corp.                                 900         86,400
   National Computer Systems, Inc.                4,200         87,150
                                                               394,750
Concrete, Gypsum & Plaster
Products (0.50%)
   Ameron Inc.                                    1,900         68,875
   Italcementi Fabriche S P A ADR                10,000         68,875
   USG Corp.                                      1,500(a)      35,625
                                                               173,375
Concrete Work (0.18%)
   Pioneer International Ltd. ADR                25,000         62,023

Construction & Related
Machinery (0.41%)
   Cascade Corp.                                 4,400          70,400
   Caterpillar, Inc.                             1,100          70,675
                                                               141,075
Consumer Products (0.96%)
   American Brands, Inc.                         1,400          55,650
   Philip Morris Cos., Inc.                      3,700         275,187
                                                               330,837
Crude Petroleum &
Natural Gas (0.66%)
   Broken Hill Proprietary Ltd. ADR              1,100          54,312
   Petrofina SA ADR                              1,700          51,315
   Societe Generale ADR                          3,200          74,859
   Texaco, Inc.                                    700          45,938
                                                               226,424
Cutlery, Handtools &
Hardware (0.18%)
   Starrett (L.S.); Class A                      2,700          61,088

Deep Sea Foreign Transportation
of Freight (0.16%)
   Overseas Shipholding Group, Inc.              2,700          56,025

Department Stores (0.43%)
   Global Direct Mail Co.                          300(a)        5,925
   Harcourt General, Inc.                          700          29,750
   Marui Corp. ADR                               1,800          57,244
   Venture Stores, Inc.                          5,500          54,312
                                                               147,231
Dimension Stone (0.23%)
   English China Clays ADR                       4,100          77,387

Drugs (1.38%)
   Baxter International, Inc.                    1,500          54,563
   Bristol-Myers Squibb Co.                        800          54,500
   Hafslund Nycomed ADR                          3,600          83,250
   Novo Nordisk ADR                              2,800          75,250
   Pfizer, Inc.                                  1,000          92,375
   Schering-Plough Corp.                         1,200          52,950
   Upjohn Co.                                    1,600          60,600
                                                               473,488
Drugs, Proprietaries &
 Sundries (0.40%)
   Amway Japan Lrd ADS                           4,000          69,500
   Bindley Western Industries, Inc.              4,300          68,262
                                                               137,762
Eating & Drinking Places (0.43%)
   Boston Chicken, Inc.                          1,550(a)       37,491
   Cracker Barrel Old Country
     Store, Inc.                                 2,100          43,312
   Piccadilly Cafeterias                         7,600          66,500
                                                               147,303
Electric Light & Wiring
Equipment (0.18%)
   National Service Industries                   2,100          60,638

Electric Services (1.33%)
   EVN Energie-Vansorgung Nied ADR               2,400          67,115
   Empresa Nacional De Electricidad
     SA ADR                                      1,400          68,950
   General Public Utilities Corp.                2,100          62,475
   National Power ADR                            2,500          74,062
   Pinnacle West Capital Corp.                   2,700          66,150
   Shangdong Huaneng Power
     Development Ltd.                            8,000    $     61,000
   Texas Utilities Co.                           1,700          58,438
                                                               458,190
Electrical Goods (0.20%)
   Avnet, Inc.                                   1,400          67,725

Electrical Industrial Apparatus (0.18%)
   Joslyn Corp.                                  2,300          60,375

Electronic Components &
Accessories (0.76%)
   Aida Engineering Ltd. ADR                       800(a)       54,370
   Duracell International, Inc.                  1,100          47,575
   Logic Corp.                                   1,000(a)       39,125
   Nintendo Ltd. ADR                             9,600          68,834
   Texas Instruments                               400          53,550
                                                               263,454
Electronic Distribution
Equipment (0.39%)
   General Electric Co.                          1,000          56,375
   Matsushita Electrical ADR                       500          77,500
                                                               133,875
Engineering & Architectural
Services (0.36%)
   Gilbert Associates Inc.; Class A              4,700          61,100
   Mannesman AG ADR                                200          61,049
                                                               122,149
Family Clothing Stores (0.19%)
   Ross Stores, Inc.                             5,500          64,625

Farm & Garden Machinery (0.15%)
   Deere & Co.                                     600          51,375

Federal & Federally Sponsored
Credit (0.90%)
   Federal Home Loan Mortgage Corp.                800          55,000
   Federal National Mortgage
      Association                                2,100         198,187
   Student Loan Marketing Association
     (Non-Voting)                                1,200          56,250
                                                               309,437
Finance Services (0.28%)
   Greenpoint Financial Corp.                    2,600          61,425
   The Travelers Group, Inc.                       800          35,000
                                                                96,425
Fire Marine & Casualty
Insurance (0.52%)
   Argonaut Group, Inc.                          1,700          53,975
   St. Paul Cos., Inc.                           1,000          49,250
   Selective Insurance Group, Inc.               2,300          75,900
                                                               179,125
Gas Production & Distribution (0.42%)
   Eastern Enterprises                           2,400          71,700
   Oneok Inc.                                    3,400          72,675
                                                               144,375
General Industrial Machinery (0.64%)
   Amer Group Ltd. ADR                           5,500          49,953
   Binks Mfg.                                    3,100          78,662
   SKF AB ADR                                    4,500          91,125
                                                               219,740
Glass & Glassware, Pressed or
Blown (0.10%)
   Vitro Sociedad Anonima ADR                    3,960          34,155


Grain Mill Products (0.42%)
   Kellogg Co.                                   1,000    $     71,375
   Ralston-Ralston Purina Group                  1,400          71,400
                                                               142,775
Groceries & Related Products (0.35%)
   Fleming Cos., Inc.                            2,150          56,975
   Nash Finch Co.                                4,000          65,000
                                                               121,975
Highway & Street Construction (0.08%)
   Emprasas ICA Sociedad
     Controladora SA ADR                         2,700          27,675

Holding Offices (0.19%)
   Jardine Strategic
     Holdings Ltd.ADR                           10,000          64,400

Hospitals (0.20%)
   Columbia/HCA Healthcare Corp.                 1,600          69,200

Hotels & Motels (0.23%)
   Ladbroke Group ADR                           23,000          61,838
   Trump Hotels & Casinos                        1,300(a)       17,387
                                                                79,225
Household Audio & Video
Equipment (0.21%)
   Sony Corp. ADR                                1,500          72,750

Industrial Inorganic
 Chemicals (0.30%)
   Aceto, Inc.                                   4,000          59,000
   Monsanto Co.                                    500          45,062
                                                               104,062
Industrial Machinery, NEC (0.20%)
   Applied Materials, Inc.                         800(a)       69,300

Industrial Organic Chemicals (0.17%)
   Nova Corp. ADR                                6,700          56,950

Insurance Agents, Brokers,
& Services (0.27%)
   Exel Ltd.                                     1,800          93,600

Iron Ores (0.18%)
   Cleveland-Cliffs, Inc.                        1,600          61,600

Jewelry, Silverware & Plated
Ware (0.19%)
   Oneida Ltd.                                   4,400          64,900

Knitting Mills (0.20%)
   Guilford Mills, Inc.                          2,800          68,250

Life Insurance (0.48%)
   Aegon NV ADR                                  3,000         104,625
   American General Corp.                        1,800          60,750
                                                               165,375
Lumber & Other Building
Materials (0.30%)
   Home Depot, Inc.                              1,600          65,000
   Lowe's Cos., Inc.                             1,300          38,837
                                                               103,837
Machinery, Equipment
& Supplies (0.46%)
   AAR Corp.                                     4,700    $     84,012
   Kaman Corp.; Class A                          5,800          73,950
                                                               157,962
Management & Public Relations (0.15%)
   Ogden Corp.                                   2,300          50,313

Manifold Business Forms (0.38%)
   New England Business Service                  2,800          55,300
   Wallace Computer Services                     2,000          76,750
                                                               132,050
Measuring & Controlling Devices(0.74%)
   Beckman Instruments, Inc.                     2,200          61,325
   Core Industries                               5,200          55,900
   Cubic Corp.                                   3,000          67,500
   MTS Systems Corp.                             2,600          70,200
                                                               254,925
Meat Products (0.21%)
   Groupe Danone                                 2,100          70,700

Medical Service & Health
Insurance (0.98%)
   Aon Corp.                                     1,350          50,287
   Hospitality Franchise
     Systems, Inc.                               1,600(a)       55,400
   Provident Life & Accident
     Insurance Co.; Class B                      2,500          58,125
   United Healthcare Corp.                       1,200          49,650
   United Wisconsin Services                     3,000          60,000
   US Life Corp.                                 1,600          64,400
                                                               337,862
Men's & Boys' Clothing Stores (0.20%)
   Dave & Busters, Inc.                            840          16,695
   Edison Brothers Stores, Inc.                  4,200          50,400
                                                                67,095
Men's & Boys' Furnishings (0.14%)
   V. F. Corp.                                     900          48,375

Metal Cans & Shipping
Containers (0.20%)
   Ball Corp.                                    2,000          69,750

Metal Forgings & Stampings (0.20%)
   Zero Corp.                                    4,500          67,500

Metalworking Machinery (0.12%)
   Makita Corp. ADR                              3,000          41,625

Miscellaneous Amusement, Recreation
Service (0.20%)
   Jackpot Enterprises                           6,000          60,750
   National Gaming Corp.                           860(a)        7,418
                                                                68,168
Miscellaneous Apparel &
Accessories (0.18%)
   Angelica Corp.                                2,500          62,500

Miscellaneous Business
Services (0.15%)
   CUC International, Inc.                       1,200(a)       50,400

Miscellaneous Chemical
Products (0.18%)
   Learonal, Inc.                                3,000          63,375

Miscellaneous Converted Paper
Products (0.22%)
   P. T. Inti Indorayon Utama ADR               10,000(a)       61,966
   Playtex Products                              1,300(a)       12,837
                                                                74,803
Miscellaneous Durable Goods (0.17%)
   Handleman Co.                                 5,900          56,788

Miscellaneous Electrical Equipment
& Supplies (0.58%)
   Motorola, Inc.                                1,000          67,125
   TDK Corp.                                     1,400          63,700
   United Industrial Corp.                       9,500          67,687
                                                               198,512
Miscellaneous Fabricated Metal
Products (0.35%)
   Barnes Group, Inc.                            1,300          52,325
   Intel Corp.                                   1,100          69,644
                                                               121,969
Miscellaneous Fabricated Textile
Products (0.11%)
   Alpargatas SAIC ADR                          10,000(a)       38,812

Miscellaneous Food Stores (0.25%)
   General Nutrition Cos.                        2,400(a)       84,300

Miscellaneous Furniture &
Fixtures (0.22%)
   Kinetic Concepts, Inc.                       10,700          76,237

Miscellaneous Investing (0.19%)
   Manufactured Home Communities                 4,200          64,575

Miscellaneous Petroleum & Coal
Products (0.18%)
   Quaker Chemical Corp.                         3,800          61,750

Miscellaneous Plastics Products,
NEC (0.16%)
   Amer Filtrona Corp.                           1,900          56,050

Miscellaneous Special Trade
Contractors (0.22%)
   Hang Lung Development Co. ADR                 9,400          74,713

Miscellaneous  Transporation
Services (.02%)
   Petro PSC Properties Warrants                   200(a)        6,800

Mortgage Bankers & Brokers (0.07%)
   Countrywide Credit                            1,200          25,200

Motor Vehicles & Equipment (1.43%)
   Arvin Industries, Inc.                        3,400          76,075
   Augat, Inc.                                   3,600          73,800
   Fiat SPA ADR                                  4,000          71,000
   Ford Motor Co.                                1,600          47,600
   General Motors Corp.                          1,100          51,563
   Honda Motor ADR                               1,800          55,350
   Toyota Motor Corp. ADR                        1,500          59,625
   Volkswagen AG ADR                             1,000          57,726
                                                               492,739
Newspapers (0.45%)
   Gannett Co.                                   1,400    $     75,950
   News Corp. Ltd. ADR                           3,500          79,187
                                                               155,137
Non-Classifiable Establishments (0.30%)
   PartnerRe Holdings Ltd.                       1,300          33,963
      Keppel Corp. Ltd. ADR                      4,300(a)       70,153
                                                               104,116
   Operative Builders (0.14%)
   Fujita Corp. ADR                              1,000(a)       46,996

Ophthalmic Goods (0.16%)
   Bausch & Lomb                                 1,350          56,025

Paints & Allied Products (0.44%)
   Dexter Corp.                                  2,900          68,513
   Pratt & Lambert, Inc.                         3,500          81,812
                                                               150,325
Paper Mills (0.18%)
   Potlatch Corp.                                1,500          62,625

Paperboard Containers & Boxes (0.16%)
   Sealright Co.                                 3,300          55,275

Paperboard Mills (0.17%)
   Groupo Industrial Durango ADR                 3,800(a)       30,400
   Stone Container Corp.                         1,300(a)       27,625
                                                                58,025
Partitions & Fixtures (0.18%)
   Knape & Vogt Mfg.                             4,060          60,900

Pens, Pencils, Office & Art
Supplies (0.19%)
   Cross (A.T.) Co.; Class A                     4,300          63,963

Periodicals (0.16%)
   Time Warner, Inc.                             1,300          53,463

Personal Credit Institutions (0.14%)
   Dean Witter, Discover & Co.                   1,000          47,000

Petroleum Refining (1.40%)
   Ashland, Inc.                                 1,600          56,200
   Diamond Shamrock, Inc.                        2,400          61,800
   Mobil Corp.                                     400          38,400
   Royal Dutch Petroleum Co. ADR                   300          36,562
   Shell Transport & Trading Co. ADR             1,000          72,375
   Total SA IE Francaise ADR                     2,500          75,625
   Ultramar Corp.                                2,700          68,175
   YPF Sociedad Anonima ADR                      3,800          71,725
                                                               480,862
Photographic Equipment
& Supplies (0.72%)
   Eastman Chemical Co.                            850          50,575
   Eastman Kodak Co.                               750          45,469
   Fuji Photo Film                               1,400          66,500
   OCE Van Der Grinten NV ADR                    1,400          78,400
   Polaroid Corp.                                  200           8,150
                                                               249,094
Photographic Studios, Portrait (0.19%)
   CPI Corp.                                     3,400          65,025

Plastic Materials & Synthetics(0.48%)
   Hercules, Inc.                                1,700          82,875
   Shanghai Petrochemical
      Co. Ltd. ADR                               2,600          81,575
                                                               164,450
Preserved Fruits & Vegetables (0.40%)
   CPC International, Inc.                         400          24,700
   H. J. Heinz Co.                                 800          35,500
   International Multifoods Corp.                3,400          76,500
                                                               136,700
Primary Nonferrous Metals (0.16%)
   Phelps Dodge Corp.                              950          56,050

Pulp Mills (0.24%)
   Champion International Corp.                  1,000          52,125
   Mead Corp.                                      500          29,687
                                                                81,812
Radio & Television
Broadcasting (0.22%)
   CBS, Inc.                                       400          26,800
   New World Communications                      2,400(a)       50,100
                                                                76,900
Railroads (0.28%)
   Burlington Northern Inc.                      1,500          95,062

Rental of Railroad Cars (0.19%)
   GATX Corp.                                    1,400          65,975

Retail Stores, NEC (0.25%)
   Koninklijke Bijenkorf Beheer NV ADR           2,400          86,062

Savings Institutions (0.57%)
   Ahmanson (H F) & Co.                          2,200          48,400
   Standard Federal Bancorp., Inc.               2,500          84,062
   Washington Mutual Inc.                        2,800          65,625
                                                               198,087
Search & Navigation
 Equipment (0.60%)
   Litton Industries, Inc.                       2,200(a)       81,125
   Loral Corp.                                   1,100          56,925
   Watkins Johnson Co.                           1,500          66,750
                                                               204,800

Security & Commodity Services (0.14%)
   Franklin Resources, Inc.                      1,100          48,950

Security Brokers & Dealers (0.27%)
   American Express Co.                          2,600          91,325

Services to Buildings (0.19%)
   American Building Maintenance                 2,800          64,750

Ship & Boat Building &
Repairing (0.22%)
   Allied Signal, Inc.                           1,700          75,650

Soap, Cleaners & Toilet Goods (0.50%)
   Block Drug Co.                                1,845          62,269
   Kao Corp. ADR                                   500          60,070
   Smithkline Beecham PLC ADR                    1,100          49,775
                                                               172,114

Special Industry Machinery (0.40%)
   Gerber Scientific Inc.                        4,300    $     72,025
   Scitex Corp.                                  3,000          64,500
                                                               136,525
Subdividers & Developers (0.22%)
   Singapore Land ADR                           11,600          75,949

Sugar & Confectionary
Products (0.19%)
   Perlis Plantations ADR                       20,000          66,448

Surety Insurance (0.38%)
   ACE Ltd.                                      2,000          58,000
   Enhance Financial Services Group              3,700          71,687
                                                               129,687
Telephone Communication (1.55%)
   AT&T Corp.                                    1,500          79,687
   Airtouch Communications, Inc.                 1,600(a)       45,600
   Nynex Corp.                                   1,200          48,300
   SBC Communications, Inc.                      1,100          52,388
   Sprint Corp.                                  1,700          57,163
   Telecommunicacoes
      Brasileiras SA ADR                         1,600(a)       54,618
   Telebras GDR                                     18(c)          614
   Telefonica De Espana SA ADS                   2,500          96,875
   Telfonos De Mexico SA ADR                     1,700          50,363
   U.S. West, Inc.                               1,200          49,950
                                                               535,558
Tires & Inner Tubes (0.28%)
   Bridgestone ADR                                 300          44,170
   Goodyear Tire & Rubber Co.                    1,300          53,625
                                                                97,795
Toys & Sporting Goods (0.24%)
   Russ Berrie & Co.                             4,900          67,987
   Toy Biz, Inc.                                   800(a)       14,500
                                                                82,487
Variety Stores (0.33%)
   K Mart Corp.                                  4,000          58,500
   Woolworth Corp.                               3,550          53,694
                                                   112,194
Video Tape Rental (0.17%)
   Viacom Inc.; Class B                          1,212(a)       56,207
   Viacom Inc.; Rights                           1,800(a)        2,700
                                                                58,907
Water Supply (0.18%)
   SJW Corp.                                     1,700          60,988

Water Transportation of Freight,
NEC (0.16%)
   Penninsular & Oriental
      Steamships ADR                             2,900          53,426

Women's & Children's
Undergarments (0.16%)
   Wacoal Corp. ADR                               900(a)        55,013

Women's Clothing Stores (0.04%)
   Deb Shops, Inc.                              4,500           14,625


                                  Total Common Stocks       18,043,592


Preferred Stocks (0.06%)


Newspapers (0.06%)
   News Corp. Ltd. ADR; (Ltd.-Voting)           1,000           20,000


Bonds (12.35%)



Aerospace (0.60%)
   Tracor, Inc.; 10.88%; 8/15/01            $ 200,000      $   205,500

Agricultural Chemicals (0.60%)
   IMC Fertilizer; 9.25%; 10/1/00             200,000          205,500

Blast Furanace & Basic Steel
Products (0.55%)
   Weirton Steel Corp. Senior Notes;
      10.75% ; 6/1/05                        200,000(c)        188,500

Cable & Other Pay TV Services (0.61%)
   Cablevision Systems;
      9.88%; 2/15/13                         200,000           209,500

Commercial Printing (0.59%)
   United Stationer Supply
     Senior Subordinated Notes;
     12.75%; 5/1/05                          200,000(c)        202,000

Communications Services, NEC (0.53%)
   Helicon Group Senior Notes
      Series B; 9.00%*; 11/1/03              200,000           183,500

Computer & Office Equipment (0.57%)
   Corporate Express Senior
     Subordinated Notes;
     9.13%; 3/15/04                          200,000           195,500

Engines & Turbines (0.61%)
   Doehler Jarvis, Inc.;
      11.88%; 6/1/02                         200,000           211,000

Health & Allied Services, NEC (0.55%)
   Nacolah Holding Corp.;
     9.50%; 12/1/03                          200,000           188,000

Industrial Machinery, NEC (0.57%)
   Maxus Energy Corp.;
           11.50%; 11/15/15                  200,000           197,000

Meat Products (0.41%)
   Pilgrim's Pride Corp.;
   10.88%; 8/1/03                            150,000           139,500

Miscellaneous  Amusement, Recreation
Service (0.31%)
   Six Flags Theme Park Inc.
     Senior Subordinated Notes;
     12.25%; 6/15/05                         150,000           108,000

Miscellaneous Chemical
Products (0.44%)
   Arcadian Partners; 10.75%; 5/1/05         150,000           150,750

Miscellaneous Publishing (0.58%)
   Marvel Parent Holding;
     Zero Coupon; 4/15/98                    300,000(b)        201,000

Miscellaneous Shopping Goods
Stores (0.22%)
   Southland Corp.;
      5.00%; 12/15/03                        100,000            76,125

Miscellaneous Textile Goods (1.58%)
   Dominion Textile
     Senior Notes; 8.88%; 11/1/03            200,000           198,250
   PT Polysindo EKA; 13.00%; 6/15/01         150,000           151,500
   West Point Stevens; 9.38%; 12/15/05       200,000           192,500
                                                               542,250

Paperboard Containers & Boxes (0.60%)
   Owens Illinois Inc.;9.95%;10/15/04        200,000           206,000

Radio & Television
Broadcasting (2.01%)
   Ackerly Communications Inc;
     10.75%; 10/1/03                         200,000           210,000
   Heritage Media Senior Subordinated
     Notes; 11.00%; 10/1/02                  175,000           186,375
   Plantronics, Inc.; 10.00%; 1/15/01        100,000           101,500
   Viacom Subordinated Debentures ;
     8.00%; 7/7/06                           200,000           194,000
                                                               691,875
  Telephone Communication (0.42%)
   Telefonica De Argentina Notes;
     11.88%; 11/1/04                         150,000           144,750


                                         Total Bonds         4,246,250

U.S. Government Treasury Notes (26.13%)

   8.00%; 1/15/97                          2,309,000         2,382,599
   7.88%; 11/15/04                         5,931,000         6,601,945
                                Total Treasury Notes         8,984,544


                Total Portfolio Investments (91.01%)        31,294,386

Cash and receivables, net of liabilities (8.99%)             3,091,082


                          Total Net Assets (100.00%)       $34,385,468

(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - zero-coupon bond.
(c)  Restricted Security - See Note 4 to the financial statements.
 *   Variable Rate

PRINCIPAL BALANCED FUND, INC.

                                              Shares
                                               Held           Value
Common Stocks (39.67%)

Advertising (0.48%)
   Interpublic Group of Cos., Inc.             4,400      $  165,000

Air Transportation, Scheduled (0.20%)
   Southwest Airlines Co.                      2,900          69,237

Automotive Rentals, No Drivers (0.46%)
   Ryder Systems, Inc.                         6,500         155,187

Beverages (1.04%)
   Pepsico, Inc.                               6,400         292,000
   Universal Foods Corp.                       1,900          61,512

                                                             353,512
Combination Utility Services (0.52%)
   Cinergy Corp.                               4,900         128,625
   Scana Corp.                                 2,200          49,225
                                                             177,850
Commercial Banks (6.62%)
   AmSouth Bancorp.                           4,750          154,969
   Banc One Corp. (Ohio)                      9,021          290,927
   Boatmen's Bancshares, Inc.                 5,082          179,140
   Chase Manhattan Bank Corp.                 3,400          159,800
   Chemical Banking Corp.                     4,200          198,450
   Comerica, Inc.                             4,200          134,925
   First of America Bank Corp.                3,400          126,225
   First Tennessee National Corp.             1,800           83,475
   Firstar Corp.                              3,300          110,963
   Keycorp.                                   5,300          166,288
   Marshall & Ilsley Corp.                    9,000          203,625
   Mercantile Bankshares Corp.                6,600          148,500
   Meridian Bancorp., Inc.                    4,700          161,563
   Nationsbank Corp.                          2,500          134,062
                                                           2,252,912
 Communications Equipment (1.17%)
   Allen Group, Inc.                          1,800           53,325
   DSC Communications Corp.                   2,000(a)        93,000
   General Instrument Corp.                   2,800(a)       107,450
   Newbridge Networks Corp.                   2,600(a)        91,650
   Northern Telecom Ltd.                      1,400           51,100
                                                             396,525
Computer & Data Processing
Services (0.40%)
   Microsoft Corp.                            1,500(a)       135,562

Computer & Office Equipment (0.85%)
   Cabletron Systems, Inc                     1,500(a)        79,875
   Hewlett-Packard Co.                        1,000           74,500
   International Business
      Machines Corp.                          1,400          134,400
                                                             288,775
Construction & Related
Machinery (0.53%)
   Caterpillar, Inc.                          2,800          179,900

Crude Petroleum & Natural
Gas (0.62%)
   Texaco, Inc.                               3,200          210,000

Dairy Products (0.25%)
   Dean Foods Co.                             3,000           84,000

Department Stores (0.91%)
   Sears, Roebuck & Co.                       5,200          311,350

Drugs (2.10%)
   American Home Products Corp.               1,000           77,375
   Bristol-Myers Squibb Co.                   1,800          122,625
   Lilly (Eli) & Co.                          1,500          117,750
   Merck & Co., Inc.                          5,800          284,200
   Warner-Lambert Co.                         1,300          112,287
                                                             714,237
Eating & Drinking Places (0.44%)
   McDonald's Corp.                           3,800          148,675

Electric Light & Wiring
Equipment (0.14%)
   Cooper Industries                          1,200           47,400

Electric Services (2.05%)
   American Electric Power Co., Inc.          5,600          196,700
   Dominion Resources, Inc. (Virginia)        5,000          182,500
   FPL Group, Inc.                            3,500          135,187
   Florida Progress Corp.                     1,800           56,250
   Potomac Electric Power Co.                 5,900          126,850
                                                             697,487
Electrical Industrial Apparatus (0.15%)
   Emerson Electric Co.                         700           50,050

Electronic Components &
Accessories (0.38%)
   Duracell International, Inc.               3,000          129,750

Electronic Distribution
Equipment (1.06%)
   General Electric Co.                       6,400          360,800

General Industrial Machinery (0.48%)
   BW/IP Holdings, Inc.; Class A              2,600           48,100
   Goulds Pumps, Inc.                         1,800           39,150
   Pall Corp.                                 3,400           75,650
                                                             162,900
Grain Mill Products (0.73%)
   Ralston-Ralston Purina Group               4,900          249,900

Grocery Stores (0.68%)
   American Stores Co.                        3,600          101,250
   Sysco Corp.                                4,400          129,800
                                                             231,050
Household Furniture (0.37%)
   Masco Corp.                                4,700          126,900

Industrial Inorganic Chemicals (0.70%)
   Dow Chemical Co.                           3,300          237,187

Insurance Agents, Brokers &
Services (0.47%)
   Equifax, Inc.                              4,800          160,200

Jewelry, Silverware, & Plated
Ware (0.24%)
   Jostens, Inc.                              3,800           80,750

Medical Instruments &
 Supplies (0.83%)
   Becton, Dickinson & Co.                    1,400           81,550
   St. Jude Medical, Inc.                     3,000          150,375
   United States Surgical Corp.               2,500           52,188
                                                             284,113
Medical Service & Health
Insurance (1.43%)
   Aon Corp.                                  2,050           76,363
   Foundation Health Corp.                    3,800(a)       102,600
   Pacificare Health Systems, Inc.,
      Class B                                 1,700(a)        86,700
   Physicians Corp. of America                2,600(a)        35,425
   U.S. Healthcare, Inc.                      6,100          186,812
                                                             487,900
Metal Forgings & Stampings (0.39%)
   Newell Co.                                 5,400          132,300

Metalworking Machinery (0.14%)
   Giddings & Lewis                           2,600           46,475

Miscellaneous Business Services (0.23%)
   Safety-Kleen Corp.                         4,900           79,013

Miscellaneous Converted Paper
Products (1.43%)
   Avery Dennison Corp.                       3,600          144,000
   Minnesota Mining & Mfg. Co.                6,000          343,500
                                                             487,500
Miscellaneous Electrical Equipment
& Supplies (0.71%)
   Motorola, Inc.                             3,600          241,650

Miscellaneous Fabricated Metal
Products (0.18%)
   Keystone International, Inc.               3,100           60,838

Miscellaneous Shopping
Goods Stores (0.52%)
   Toys 'R' Us, Inc.                          6,000(a)       175,500

Motor Vehicles & Equipment (0.58%)
   Ford Motor Co.                             6,600          196,350

Offices & Clinics of Medical
Doctors (0.26%)
   FHP International Corp.                    3,900(a)        89,700

Paper Mills (0.37%)
   James River Corp. of Virginia              4,500          124,313

Personnel Supply Services (0.44%)
   Olsten Corp.                               4,561          149,373

Petroleum Refining (1.23%)
   Atlantic Richfield Co.                     1,500          164,625
   Exxon Corp.                                3,600          254,250
                                                             418,875
Photographic Equipment &
Supplies (0.61%)
   Eastman Chemical Co.                       1,450           86,275
   Eastman Kodak Co.                          2,000          121,250
                                                             207,525
Plastic Materials & Synthetics (0.21%)
   Wellman, Inc.                              2,600           71,175

Railroad Equipment (0.25%)
   Trinity Industries, Inc.                   2,550           84,788

Sanitary Services (1.53%)
   Browning-Ferris Industries, Inc.           4,200          151,725
   WMX Technologies, Inc.                    13,000          368,875
                                                             520,600
Security Brokers & Dealers (0.28%)
   Edwards (A.G.), Inc.                       4,200           94,500

Soap, Cleaners & Toilet Goods (0.73%)
   Avon Products                              3,700          247,900

Telephone Communication (1.70%)
   AT&T Corp.                                 6,800          361,250
   MCI Communication Corp.                   10,100          222,200
                                                             583,450

Variety Stores (1.49%)
   Dayton-Hudson Corp.                        4,200          301,350
   Wal-Mart Stores, Inc.                      7,800          208,650
                                                             510,000
Women's Clothing Stores (0.09%)
   Charming Shoppes, Inc.                     5,600           29,400


                                Total Common Stocks       13,500,334


Preferred Stocks (4.95%)


Blast Furnace & Basic Steel
Products (0.56%)
   Quanex Corp.
     Convertible Exchangeable                8,000           190,000

Meat Products (0.83%)
   Conagra, Inc. Class E Convertible         8,000           283,000

Motor Vehicles & Equipment (3.56%)
   Federal-Mogul Corp.
     Series D Convertible                    4,300(b)        239,187
   Ford Motor Co.,
     Series A Convertible                   10,000           971,250
                                                           1,210,437

                            Total Preferred Stocks         1,683,437

                                     Principal
                                      Amount       Value

Bonds (4.02%)

Electrical Lighting & Wiring
Equipment (0.64%)
   Cooper Industries Inc. Convertible
      Subordinated Debentures;
      7.05%; 1/1/15                       $208,000         $217,100

Electrical Industrial
Apparatus (0.61%)
   Liebert Co. Convertible
     Subordinated Debentures;
     8.00%; 11/15/10                        80,000          209,600

Engines & Turbines (0.60%)
   Outboard Marine Corp. Convertible
     Subordinated Debentures;
     7.00%; 7/1/02                         200,000          203,750

Lumber & Other Building
Materials (0.79%)
   Hechinger Co. Convertible
     Subordinated Debentures;
     5.50%; 4/1/12                         425,000          268,281

Petroleum Refining (0.70%)
   Pennzoil Co. Senior Exchangeable
     Debentures; 6.50%; 1/15/03            200,000          237,500

Trucking & Courier Services,
Ex., Air (0.68%)
   Builders Transport, Inc.
     Convertible Subordinated
     Debentures;6.50%; 5/1/11              306,000          231,413


                                       Total Bonds        1,367,644


U.S. Government Treasury Notes & Bonds (40.59%)

   5.13%; 2/28/98                       $1,000,000       $  981,875
   6.38%; 1/15/00                        1,900,000        1,929,093
   5.50%; 4/15/00                        1,000,000          981,250
   6.38%; 8/15/02                        1,000,000        1,010,937
   6.25%; 2/15/03                        1,000,000        1,002,187
   7.25%; 8/15/04                        1,500,000        1,601,719
   7.50%; 2/15/05                          800,000          871,500
   7.25%; 5/15/16                        1,000,000        1,064,687
   7.50%; 11/15/16                       1,000,000        1,092,500
   7.88%; 2/15/21                        1,000,000        1,138,750
   7.25%; 8/15/22                        2,000,000        2,136,250

                   Total U. S. Government Treasury
                                     Notes & Bonds       13,810,748

Commercial Paper (9.93%)

Life Insurance (6.26%)
   American General Finance
     Corp. Notes;
     6.15%; 7/3/95                       1,105,000        1,105,000
   Prudential Funding
     Corp. Notes;
     5.95%; 7/6/95                       1,025,000        1,024,492
                                                          2,129,492
Petroleum Refining (3.67%)
   Chevron Oil Finance
     Co. Notes;
     5.92%; 7/5/95                       1,250,000        1,249,589

                            Total Commercial Paper        3,379,081


              Total Portfolio Investments (99.16%)       33,741,244

Cash and receivables, net
of liabilities (0.84%)                                      287,271


                        Total Net Assets (100.00%)      $34,028,515



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted Security - See Note 4 to the financial statements.

PRINCIPAL BOND FUND, INC.


                                     Principal
                                      Amount        Value

Bonds (93.00%)

Aircraft & Parts (1.42%)
   Textron, Inc. Medium-Term Notes,
     Series C; 9.55%; 3/19/01       $300,000   $    340,218

Beverages (2.35%)
   Joseph E. Seagram & Sons
     Guaranteed Debentures;
     8.88%; 9/15/11                  500,000        562,323

Cash Grains (1.25%)
   Dekalb Corp. Notes;
          10.00%; 4/15/98            300,000        298,500

Combination Utility Services (1.15%)
   Public Service Electric & Gas
     Medium-Term Notes;
      8.16%; 5/26/09                 250,000        273,885

Computer & Office Equipment (2.00%)
   Apple Computer, Inc. Notes;
     6.50%;  2/15/04                 500,000        478,516

Consumer Products (1.28%)
   RJR Nabisco Capital Corp. Senior
     Notes; 8.75%; 4/15/04           300,000        306,750

Copper Ores (1.29%)
   Asarco, Inc. Notes;
      7.38%; 2/1/03                  300,000        307,294

Crude Petroleum & Natural Gas (1.19%)
   Occidental Petroleum Corp.
     Medium-Term Notes;
     9.73%;  6/15/01                 250,000        284,595

Department Stores (4.91%)
   Dillard Investment Co. Notes;
     9.25%; 5/1/97                   200,000        210,677
   Harcourt General, Inc.
     Subordinated Notes;
     9.50%; 3/15/00                  350,000        389,335
   Sears Roebuck Co. Medium-Term
     Notes; 9.05%; 2/6/12            500,000        572,295
                                                  1,172,307
Drug Stores & Proprietary
Stores (1.95%)
   Rite Aid Corp. Senior
     Debentures;6.88%; 8/15/13       500,000        466,307

Eating & Drinking Places (0.82%)
   Marriott International Notes;
     6.75%; 12/15/03                 200,000        195,580

Electric Services (1.61%)
   Cleveland Electric Illuminating
     Co. First Mortgage Bonds;
     8.75%; 11/15/05                 400,000        383,500

Fabricated Rubber Products,
NEC (1.20%)
   M. A. Hanna Co. Senior Notes;
     9.38%; 9/15/03                  250,000        287,623

Gas Production &
Distribution (7.63%)
   Enron Corp. Notes;
      7.13%; 5/15/07                 750,000        747,876
   Panhandle Eastern Pipeline
     Sinking Fund Debentures;
     9.88%; 10/15/96                 199,000        207,124
   Tennessee Gas Pipeline Co.
     Notes; 9.00%; 1/15/97           400,000        415,688
   Transco Energy Co. Notes;
     9.38%; 8/15/01                  400,000        451,313
                                                  1,822,001
General Government, NEC (4.37%)
   Ontario Hydro Debentures;
     7.45%; 3/31/13                  500,000        509,200
   Province of Saskatchewan, Canada
     Global Notes; 8.00%; 2/1/13     500,000        534,190

                                                  1,043,390
Gold & Silver Ores (3.09%)
   Placer Dome, Inc. Notes;
     7.13%; 6/15/07                  750,000        738,935

Hospitals (2.36%)
   Columbia/HCA Healthcare Corp.
     Medium-Term Notes;
     8.70%; 2/10/10                  500,000        563,220

Household Appliances (2.33%)
   Maytag Corp. Medium-Term Notes;
     8.62%; 11/15/07                 500,000        557,485

Household Furniture (2.01%)
   Masco Corp. Debentures;
     7.13%; 8/15/13                  500,000        480,376

Industrial Inorganic
Chemicals (3.03%)
   FMC Corp. Senior Notes;
     6.38%; 9/1/03                   200,000        192,925
   Grace (W.R.) & Co. Guaranteed
     Notes; 8.00%; 8/15/04           500,000        529,868
                                                    722,793
Iron Ores  (1.72%)
   Cyprus Minerals Co. Notes;
     10.13%; 4/1/02                  350,000        409,989

Metalworking Machinery (0.82%)
   Black & Decker Corp. Notes;
     7.00%; 2/1/06                   200,000        195,865

Millwork, Plywood & Structural
Members (0.49%)
   Georgia-Pacific Corp.
     Debentures;9.50%; 12/1/11       100,000        116,849

Miscellaneous Chemical
Products (1.65%)
   Ferro Corp. Senior Debentures;
     7.63%; 5/1/13                   400,000        395,436

Miscellaneous Metal Ores (1.70%)
   Cyprus Amax Minerals Notes;
     7.38%; 5/15/07                  400,000        405,906

Motion Picture Production &
Services (1.58%)
   Columbia Pictures
     Entertainment, Inc.
     Senior Subordinated Notes;
     9.88%; 2/1/98                   350,000        376,690

Motor Vehicles & Equipment (4.49%)
   Arvin Overseas Finance B.V.
     Medium-Term Notes;
     9.62%; 8/9/96                   250,000        256,997
   TRW, Inc. Medium-Term Notes;
     9.25%; 12/30/11                 700,000        814,051
                                                  1,071,048
Paper Mills (6.20%)
   Bowater, Inc. Debentures;
     9.38%; 12/15/21                 200,000        237,597
   Champion International
     Corp. Notes;9.88%; 6/1/00       250,000        282,932
   Chesapeake Corp. Notes;
     7.20%; 3/15/05                  400,000        401,705
   Potlatch Corp. Medium-Term
     Notes; 8.75%; 1/14/22           500,000        558,955
                                                  1,481,189
Personal Credit
Institutions (2.25%)
   General Motors Acceptance Corp.
     Medium-Term Notes;
      8.25%; 2/24/04                 500,000        536,305

Petroleum Refining (7.63%)
   Ashland Oil, Inc.
      Medium-Term Notes;
      7.73%; 7/15/13                 250,000        253,155
   Pennzoil Co. Debentures;
     10.13%; 11/15/09                325,000        410,907
   Phillips Petroleum Co. Notes;
     9.38%; 2/15/11                  500,000        582,844
   Sun Co. Inc. Debentures;
     9.00%; 11/1/24                  500,000        576,055
                                                  1,822,961
Primary Nonferrous Metals (3.30%)
   Amax, Inc. Notes;
     9.88%; 6/13/01                  100,000        112,521
   Reynolds Metals Co.
     Medium-Term Notes;
      8.34%; 5/22/07                 500,000        545,390
      7.65%; 2/4/08                  125,000        129,705
                                                    787,616
Pulp Mills (0.95%)
   International Paper Co.
     Medium-Term Notes;
     9.70%; 8/15/00                  200,000        225,822

Refrigeration & Service
Machinery (1.52%)
   Westinghouse Electric Corp.
     Debentures; 8.63%; 8/1/12       350,000        362,297

Rental of Railroad Cars (0.75%)
   Signal Capital Corp.
     Equipment Trust Certificates;
     9.95%; 2/1/06                   179,000        178,105

Sanitary Services (2.21%)
   Laidlaw, Inc. Senior Notes;
     7.88%; 4/15/05                  500,000        527,587

Telephone Communication (2.25%)
   Sprint Corp. Notes;
     8.13%; 7/15/02                  500,000        536,774

Variety Stores (6.25%)
   Dayton-Hudson Corp. Debentures;
     9.63%; 2/1/08                   150,000        182,706
   Dayton-Hudson Corp.
     Sinking Fund Debentures;
     9.50%; 10/15/16                 250,000        263,437
   K Mart Corp.
      Medium-Term Notes;
      7.55%; 7/27/04                 500,000        497,740
   Shopko Stores, Inc.
     Senior Notes;
     9.00%; 11/15/04                 500,000        548,201
                                                  1,492,084

                                 Total Bonds     22,208,121

Commercial Paper (4.19%)

Life Insurance (4.19%)
   American General Finance Corp.
     6.15%; 7/3/95                 1,000,000      1,000,000


        Total Portfolio Investments (97.19%)     23,208,121

Cash and receivables, net
 of liabilities (2.81%)                             669,832


                  Total Net Assets (100.00%)    $23,877,953

PRINCIPAL CAPITAL ACCUMULATION
FUND, INC.


                                       Shares
                                        Held       Value


Common Stocks (95.75%)

Advertising (1.22%)
   Interpublic Group of Cos., Inc.    38,600  $  1,447,500

Air Transportation,
Scheduled (0.51%)
   Southwest Airlines Co.             25,500       608,813

Automotive Rentals,
No Drivers (1.14%)
   Ryder Systems, Inc.                56,800     1,356,100

Beverages (2.64%)
   Pepsico, Inc.                      56,300     2,568,687
   Universal Foods Corp.              17,200       556,850
                                                 3,125,537
Combination Utility
Services (1.34%)
   Cinergy Corp.                      43,100     1,131,375
   Scana Corp.                        20,200       451,975
                                                 1,583,350
Commercial Banks (10.56%)
   Banc One Corp.                     35,100     1,131,975
   Boatmen's Bancshares, Inc.         31,200     1,099,800
   Chase Manhattan Bank Corp.         30,000     1,410,000
   Chemical Banking Corp.             36,800     1,738,800
   Comerica, Inc.                     37,300     1,198,263
   First of America Bank Corp.        28,700     1,065,487
   First Security Corp.               16,550       463,400
   First Tennessee National Corp.     15,950       739,681
   Firststar Corp.                    29,200       981,850
   KeyCorp                            47,200     1,480,900
   Nationsbank Corp.                  22,400     1,201,200
                                                12,511,356
Communications Equipment(3.10%)
   Allen Group, Inc.                  16,000       474,000
   DSC Communications Corp.           18,500(a)    860,250
   General Instrument Corp.           25,300(a)    970,888
   Newbridge Networks Corp.           23,500(a)    828,375
   Northern Telecom Ltd.              14,800       540,200
                                                 3,673,713
Computer & Data Processing
Services (1.05%)
   Microsoft Corp.                    13,700(a)  1,238,137

Computer & Office Equipment (2.26%)
   Cabletron Systems, Inc.            13,200(a)    702,900
   Hewlett-Packard Co.                10,400       774,800
   International Business
     Machines Corp.                   12,500     1,200,000
                                                 2,677,700
Construction & Related
Machinery (1.37%)
   Caterpillar,  Inc.                 25,200     1,619,100

Crude Petroleum & Natural Gas (1.53%)
   Texaco, Inc.                       27,600     1,811,250

Dairy Products (0.62%)
   Dean Foods Co.                     26,200       733,600

Department Stores (2.32%)
   Sears, Roebuck &  Co.              46,000     2,754,250

Drugs (5.57%)
   American Home Products Corp.        9,500       735,063
   Bristol-Myers Squibb Co.           16,900     1,151,312
   Lilly (Eli) & Co.                  14,500     1,138,250
   Merck & Co., Inc.                  52,300     2,562,700
   Warner-Lambert Co.                 11,700     1,010,588
                                                 6,597,913
Eating & Drinking Places (1.12%)
   McDonald's Corp.                   34,000     1,330,250

Electric Light & Wiring
Equipment (0.35%)
   Cooper Industries                  10,600       418,700

Electric Services (5.23%)
   American Electric Power Co., Inc.  50,300     1,766,787
   Dominion Resources, Inc.           44,400     1,620,600
   FPL Group, Inc.                    30,500     1,178,063
   Florida Progress Corp.             16,200       506,250
   Potomac Electric Power Co.         52,400     1,126,600
                                                 6,198,300
Electrical Industrial Apparatus (1.91%)
   Emerson Electric Co.               31,691     2,265,887

Electronic Components &
Accessories (0.97%)
   Duracell International, Inc.       26,500     1,146,125

Electronic Distribution
Equipment (2.73%)
   General Electric Co.               57,500     3,241,562

General Industrial Machinery (1.23%)
   BW/IP Holdings , Inc.; Class A     23,000       425,500
   Goulds Pumps, Inc.                 16,900       367,575
   Pall Corp.                         30,100       669,725
                                                 1,462,800
Grain Mill Products (1.88%)
   Ralston-Ralston Purina Group       43,700     2,228,700

Grocery Stores (1.71%)
   American Stores Co.                30,900       869,063
   Sysco Corp.                        39,400     1,162,300
                                                 2,031,363
Household Furniture (0.95%)
   Masco Corp.                        41,500     1,120,500

Industrial Inorganic Chemicals(1.78%)
   Dow Chemical Co.                   29,300     2,105,937

Insurance Agents, Brokers &
Services (1.19%)
   Equifax, Inc.                      42,300     1,411,763

Jewelry, Silverware, & Plated
Ware (0.57%)
   Jostens, Inc.                      31,700       673,625

Medical Instruments & Supplies (2.16%)
   Becton, Dickinson & Co.            13,500       786,375
   St. Jude Medical, Inc.             26,200     1,313,275
   United States Surgical Corp.       21,900       457,162
                                                 2,556,812
Medical Service & Health
Insurance (3.65%)
   Aon Corp.                          17,650$      657,463
   Foundation Health Corp.            33,400(a)    901,800
   Pacificare Health Systems, Inc.;
      Class B                         15,700(a)    800,700
   Physicians Corp. of America        22,900(a)    312,012
   U.S. Healthcare, Inc.              54,100     1,656,813
                                                 4,328,788
Metal Forgings & Stampings (0.99%)
   Newell Co.                         48,100     1,178,450

Metalworking Machinery (0.35%)
   Giddings & Lewis                   23,000       411,125

Miscellaneous Business Services (0.59%)
   Safety-Kleen Corp.                 43,500       701,437

Miscellaneous Converted Paper
Products (3.70%)
   Avery Dennison Corp.               32,100     1,284,000
   Minnesota Mining & Mfg. Co.        54,200     3,102,950
                                                 4,386,950
Miscellaneous Electrical Equipment
 & Supplies (1.82%)
   Motorola, Inc.                     32,200     2,161,425

Miscellaneous Fabricated Metal
Products (0.45%)
   Keystone International, Inc.       27,300       535,763

Miscellaneous Shopping Goods
Stores (1.31%)
   Toys 'R' Us, Inc.                  53,000(a)  1,550,250

Motor Vehicles & Equipment (1.48%)
   Ford Motor Co.                     59,100     1,758,225

Offices & Clinics of Medical
Doctors (0.79%)
   FHP International Corp.            40,800(a)    938,400

Paper Mills (0.91%)
   James River Corp. of Virginia      38,900     1,074,612

Petroleum Refining (3.12%)
   Atlantic Richfield Co.             12,900     1,415,775
   Exxon Corp.                        32,400     2,288,250
                                                 3,704,025
Photographic Equipment &
Supplies (1.56%)
   Eastman Chemical  Co.              12,500       743,750
   Eastman Kodak Co.                  18,300     1,109,438
                                                 1,853,188
Plastic Materials &
Synthetics (0.53%)
   Wellman, Inc.                      23,000       629,625

Railroad Equipment (0.63%)
   Trinity Industries, Inc.           22,450       746,462

Sanitary Services (3.88%)
   Browning-Ferris Industries, Inc.   37,100     1,340,238
   WMX Technologies, Inc.            114,800     3,257,450
                                                 4,597,688

Security Brokers & Dealers (0.68%)
   Edwards (A.G.), Inc.               36,015$      810,337

Soap, Cleaners, & Toilet Goods (1.88%)
   Avon Products                      33,200     2,224,400

Telephone Communication (4.38%)
   AT&T Corp.                         60,500     3,214,063
   MCI Communications Corp.           89,900     1,977,800
                                                 5,191,863
Variety Stores (3.82%)
   Dayton-Hudson Corp.                37,500     2,690,625
   Wal-Mart Stores, Inc.              68,700     1,837,725
                                                 4,528,350
Women's Clothing Stores (0.22%)
   Charming Shoppes, Inc.             49,700       260,925


                         Total Common Stocks   113,502,931



                                     Principal
                                      Amount       Value

Commercial Paper (4.22%)

Life Insurance  (2.21%)
   Prudential Funding Corp.
     6.02%; 7/6/95                $2,620,000   $ 2,618,686

Personal Credit Institutions (1.01%)
   Commercial Credit Co.
     5.92%; 7/3/95                 1,200,000     1,200,000

Petroleum Refining (1.00%)
   Chevron Oil Finance Co.
     5.92%; 7/5/95                 1,180,000     1,179,612


                      Total Commercial Paper     4,998,298

        Total Portfolio Investments (99.97%)   118,501,229

Cash and receivables, net
of liabilities  (0.03%)                             32,292


                  Total Net Assets (100.00%)  $118,533,521


(a) Non-income producing security - No dividend paid during the past twelve months.

PRINCIPAL EMERGING GROWTH FUND, INC.

                                      Shares
                                       Held       Value

Common Stocks (84.86%)

Blast Furnace & Basic Steel
Products (1.28%)
   Lukens, Inc.                       16,000    $  516,000

Carpets & Rugs (2.11%)
   Shaw Industries, Inc.              50,000       850,000


Chemicals & Allied Products (1.22%)
   Sigma-Aldrich Corp.                10,000       491,250

Commercial Banks (6.49%)
   Boatmen's Bancshares, Inc.          6,100       215,025
   First Federal Capital Corp.        40,665       650,640
   Hawkeye Bancorp.                    6,000       132,000
   Independent Bank
     Corp. Michigan                   24,000       630,000
   Mercantile Bancorp., Inc.           5,373       241,113
   Merchants Bancorp., Inc.           11,500       291,813
   Peoples Heritage Financial
     Group, Inc.                      11,100       166,500
   Princeton National Bancorp., Inc.  20,000       285,000
                                                 2,612,091
Commercial Printing (0.78%)
   Bowne & Co., Inc.                   4,000        68,500
   Merrill Corp.                      13,000       247,000
                                                   315,500
Communications Equipment (1.36%)
   California Amplifier, Inc.          2,000(a)     20,500
   Newbridge Networks Corp.           15,000(a)    528,750
                                                   549,250
Computer & Data Processing
Services (7.06%)
   American Management Systems, Inc.  25,000(a)    628,125
   Effective Management Systems       41,000(a)    271,625
   HBO & Co.                           7,000       381,500
   Legent Corp.                       15,000(a)    656,250
   Microsoft Corp.                    10,000(a)    903,750
                                                 2,841,250
Computer & Office Equipment (2.53%)
   Digital Biometrics, Inc.            6,000(a)     64,500
   EMC Corp.                          20,000(a)    485,000
   Sun Microsystems, Inc.              9,630(a)    467,055
                                                 1,016,555
Crude Petroleum & Natural
Gas (0.32%)
   Devon Energy Corp.                  6,000       129,000

Dairy Products (0.91%)
   Dreyer's Grand Ice Cream, Inc.     10,000       366,250

Drugs (1.89%)
   Alliance Pharmaceutical Corp.      27,000(a)    222,750
   Forest Laboratories, Inc.          10,000(a)    443,750
   Seragen, Inc.                      12,000(a)     75,000
   Syntro Corp.                       10,000(a)     21,250
                                                   762,750
Eating & Drinking Places (0.98%)
   Ryan's Family Steak Houses, Inc.   50,000(a)    393,750

Electronic Components &
Accessories (6.45%)
   Linear Technology Corp.            10,000       660,000
   Solectron Corp.                    30,000(a)  1,023,750
   Vishay Intertechnology, Inc.       25,200(a)    910,350
                                                 2,594,100

Engineering & Architectural
Services (1.35%)
   Paychex, Inc.                      15,000       543,750

Finance Services (1.14%)
   First Financial Corp.              26,200       458,500

Fire, Marine, & Casualty
Insurance (2.39%)
   Avemco Corp.                       35,000       608,125
   Berkley W. R. Corp.                10,000       355,000
                                                   963,125

Footwear, Except Rubber (1.00%)
   Nine West Group, Inc.              11,000(a)    401,500

General Industrial Machinery (7.06%)
   Flow International Corp.           55,000(a)    546,563
   Kaydon Corp.                       25,000       743,750
   MFRI, Inc.                         12,000(a)     64,500
   Pentair, Inc.                      10,000       435,000
   Roper Industries, Inc.             30,000     1,050,000
                                                 2,839,813
Grocery Stores (1.12%)
   Casey's General Stores, Inc.       25,000       450,000

Hardware Stores (1.09%)
   Central Tractor Farm
   & Country, Inc.                    41,000(a)    440,750

Holding Offices (1.21%)
   ISB Financial Corp.                20,000       300,000
   Today's Bancorp., Inc.             11,000       187,000
                                                   487,000
Hose, Belting, Gaskets
& Packing (1.68%)
   Mark IV Industries                 31,500       677,250

Hospitals (2.65%)
   Humana, Inc.                       25,000(a)    440,625
   Universal Health Services, Inc.;
     Class B                          21,502(a)    623,558
                                                 1,064,183
Industrial Inorganic
Chemicals (1.24%)
   AMSCO International, Inc.          36,000(a)    499,500

Iron & Steel Foundries (1.02%)
   Atchison Casting Corp.             25,000(a)    359,375
   Intermet Corp.                      5,400(a)     51,300
                                                   410,675
Laundry, Cleaning & Garment
Services (0.95%)
   G & K Services, Inc.; Class A      19,525       380,738

Life Insurance (0.30%)
   First Colony Corp.                  5,000       120,000

Lumber & Other Building
Materials (0.16%)
   Payless Cashways, Inc.             10,000(a)     63,750

Measuring & Controlling
Devices (0.23%)
   ISCO, Inc.                          8,613        92,584

Meat Products (0.82%)
   Michael Foods, Inc.                30,000 $     330,000

Medical Instruments
& Supplies (3.33%)
   Andros Analyzers, Inc.             12,000(a)    210,000
   Boston Scientific Corp.            17,417(a)    555,167
   MDT Corp.                          20,000(a)    122,500
   Nellcor, Inc.                      10,000(a)    450,000
                                                 1,337,667
Medical Service & Health
Insurance (3.22%)
   Foundation Health Corp.            25,000(a)    675,000
   United Healthcare Corp.            15,000       620,625
                                                 1,295,625
Metal Forgings & Stampings (0.97%)
   Varlen Corp.                       16,656       391,421

Metal Services, NEC (1.19%)
   BMC Industries, Inc.               19,000       477,375

Miscellaneous Chemical
Products (4.55%)
   Cytec Industries                   10,000(a)    408,750
   H.B. Fuller Co.                    20,000       740,000
   Loctite Corp.                      15,000       682,500
                                                 1,831,250
Miscellaneous Fabricated Metal
Products (1.57%)
   Intel Corp.                        10,000       633,125

Miscellaneous Plastics Products,
NEC (0.28%)
   Rubbermaid, Inc.                    4,000       111,000

Nursing & Personal Care
Facilities (0.03%)
   Continental Medical Systems, Inc.   1,167(a)     11,232

Office Furniture (1.21%)
   Chromcraft Revington, Inc.         10,000(a)    212,500
   Kimball International, Inc.;
     Class B                          10,000       272,500
                                                   485,000
Operative Builders (0.73%)
   Pulte Corp.                        10,421       291,788

Paints & Allied Products (0.99%)
   RPM, Inc.                          20,000       397,500

Pens, Pencils, Office & Art
Supplies (0.18%)
   Hunt Mfg. Co.                       4,750        72,438

Personnel Supply Services (0.55%)
   Olsten Corp.                        6,703       219,523

Plastic Materials &
Synthetics (1.43%)
   A. Schulman, Inc.                  20,000       575,000

Plumbing, Heating,
Air-Conditioning (1.40%)
   Apogee Enterprises, Inc.           30,000       532,500
   Metalclad Corp.                    15,000(a)     30,937
                                                   563,437

Refrigeration & Service
Machinery (0.66%)
   Tecumseh Products Co.; Class A      6,000       264,000

Sanitary Services (0.45%)
   Browning-Ferris Industries, Inc.    5,000       180,625

Savings Institutions (0.40%)
   Sterling Financial Corp.           12,000(a)    159,000

Security Brokers & Dealers (0.90%)
   Jefferies Group, Inc.              10,000       360,000

Special Industry Machinery (0.18%)
   Key Technology, Inc.                6,000(a)     70,500

Toys & Sporting Goods (0.68%)
   Mattel, Inc.                       10,468       272,168

Trucking & Courier Services,
Ex., Air (1.01%)
   J. B. Hunt Transport
      Services, Inc.                  22,000       404,250

Women's Clothing Stores (0.16%)
   Charming Shoppes, Inc.             12,000        63,000

                         Total Common Stocks    34,127,788

Preferred Stocks (1.61%)

Gas Production & Distribution (0.43%)
   Kelley Oil  & Gas Corp.
     Convertible                       7,189       172,536

Offices & Clinics of Medical
Doctors (1.18%)
   FHP International Corp.
     Series A Convertible             20,000       475,000

                      Total Preferred Stocks       647,536

                                     Principal
                                      Amount       Value

Bonds (2.83%)


Combination Utility Services (0.00%)
   Bonneville Pacific Corp. Convertible
     Subordinated Debentures;
     7.75%; 8/15/09                  $100,000(b)   $     0

Computer & Data Processing
Services (0.45%)
   Sierra On Line Convertible
      Subordinated Debentures;
      6.50%; 4/1/01                  110,000(c)    183,425

Drugs (0.25%)
   Genzyme Corp.
     Convertible Notes;
      6.75%; 10/1/01                 100,000        99,375

Industrial Inorganic
Chemicals (1.09%)
   Ciba-Geigy Corp. Exchangeable
     Subordinated Debentures;
     6.25%; 3/15/16                  150,000(c)    145,312
   ICN Pharmaceuticals, Inc.
      Convertible Subordinated
      Debentures; 8.50%; 11/15/99    300,000       292,500
                                                   437,812
Nursing & Personal Care
Facilities (0.55%)
   Greenery Rehabilitation Group, Inc.
     Convertible Senior Subordinated
     Notes; 8.75%; 4/1/15            250,000       222,500

Plumbing, Heating,
Air-Conditioning (0.09%)
   Metalclad Corp. Convertible
     Subordinated Debentures;
     8.00%; 6/1/97                   75,000(c)      35,906

Sanitary Services (0.40%)
   Enclean, Inc. Convertible
     Subordinated Debentures;
     7.50%; 8/1/01                  100,000        104,259
   Sanifill, Inc. Convertible
     Subordinated Debentures;
     7.50%; 6/1/06                   50,000         56,500
                                                   160,759


                                 Total Bonds     1,139,777

Commercial Paper (11.65%)

Life Insurance (4.68%)
   American General Finance Corp.;
     6.15%; 7/3/95                   880,000       880,000
   Prudential Funding Corp.;
     6.02%; 7/7/95                 1,000,000       999,331
                                                 1,879,331
Motor Vehicles & Equipment (2.30%)
   Ford Motor Credit Co.;
     5.93%; 7/3/95                   925,000       925,000

Personal Credit Institutions (2.26%)
   Household Finance Corp.;
     5.96%; 7/5/95                   910,000       909,699

Petroleum Refining (2.41%)
   Chevron Oil Finance Co.;
   5.92%; 7/6/95                     970,000       969,521

                      Total Commercial Paper     4,683,551


       Total Portfolio Investments (100.95%)    40,598,652

Liabilities, net of cash
and receivables (-0.95%)                          (381,251)


                  Total Net Assets (100.00%)   $40,217,401


(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - Security in default.
(c)  Restricted Security - See Note 4 to the financial statements.

PRINCIPAL GOVERNMENT SECURITIES
FUND, INC.



       Description of Issue         Principal
 Type          Rate    Maturity      Amount        Value

Government National Mortgage Association (GNMA)
Certificates (18.97%)

GNMA I         7.00%    1/15/24  $   965,677$      950,758
GNMA I         8.00    10/15/16      454,962       470,167
GNMA I         8.00     1/15/17      609,722       629,325
GNMA I         8.00     4/15/17      614,602       633,525
GNMA I         8.00     6/15/17      658,647       678,926
GNMA I         8.50     2/15/17      384,737       402,597
GNMA I         8.50     2/15/17      306,308       320,526
GNMA I         8.50     2/15/17      310,613       325,032
GNMA I         8.50     3/15/17      371,710       388,965
GNMA I         8.50     4/15/17      263,115       275,678
GNMA I         8.50     4/15/17      493,732       517,307
GNMA I         8.50     6/15/17      501,393       524,668
GNMA I         8.50     6/15/17       47,601        49,811
GNMA I         8.50     8/15/17      353,793       370,686
GNMA I         8.50     3/15/20      176,478       184,207
GNMA I         8.50     5/15/21      788,276       818,814

                     Total GNMA Certificates     7,540,992

Federal National Mortgage Association (FNMA)
Certificates (17.91%)

FNMA           6.00     11/1/23    1,220,218     1,143,003
FNMA           6.50     11/1/23      883,172       849,090
FNMA           6.50      5/1/24      980,001       942,183
FNMA           7.00      8/1/23      868,127       853,481
FNMA           7.50      4/1/22      689,821       692,035
FNMA           8.00      6/1/17      121,236       124,330
FNMA           8.00      6/1/17       47,930        49,252
FNMA           8.00     10/1/21      290,316       296,859
FNMA           8.00     11/1/21      283,300       289,686
FNMA           8.01     2/16/99      900,000       912,158
FNMA Major     7.50      4/1/22      606,048       607,994
FNMA Major     8.00     10/1/21      354,753       361,408

                     Total FNMA Certificates     7,121,479

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (21.81%)

FHLMC          7.50      3/1/23      375,696       377,019
FHLMC Gold     5.50      3/1/24      582,928       538,287
FHLMC Gold     6.00     12/1/23    1,000,308       937,709
FHLMC Gold     6.50      4/1/24      939,300       903,710
FHLMC Gold     6.50      7/1/24      515,067       495,551
FHLMC Gold     7.00      9/1/23      952,702       936,926
FHLMC Gold     7.00     12/1/23      921,792       906,527
FHLMC Gold     7.00      1/1/24      919,766       904,534
FHLMC Gold     7.50      2/1/22      223,467       224,253
FHLMC Gold     7.50      3/1/22      546,101       548,023
FHLMC Gold     7.50      6/1/24      955,766       959,131
FHLMC Gold     8.00     11/1/21      919,220       936,823

                    Total FHLMC Certificates     8,668,493

Student Loan Marketing Association
(SLMA)Certificates (19.42%)

Student Loan Marketing Association
   Debentures; 7.30%; 8/1/12      $6,500,000 $   6,698,562

Student Loan Marketing Association
   Notes; 7.82%; 10/14/99          1,000,000     1,020,984

                     Total SLMA Certificates     7,719,546

Private Export Funding Corporation (PEFCO)
Certificates (18.05%)

Private Export Funding Corp.
   Secured Notes;9.45%; 12/31/99    4,500,000    5,053,320

Private Export Funding Corp. Series SS
   Secured Notes;5.80%; 2/1/04      2,200,000    2,120,756

                    Total PEFCO Certificates     7,174,076

Federal Agency Short-Term Obligations (2.31%)

Federal Home Loan Mortgage Corp.;
   6.10%; 7/3/95                     920,000       920,000

        Total Portfolio Investments (98.47%)    39,144,586

Cash  and receivables, net
of liabilities (1.53%)                             609,314


                  Total Net Assets (100.00%)   $39,753,900

PRINCIPAL GROWTH FUND, INC.
                                      Shares
                                       Held         Value

Common Stocks (80.69%)

Blast Furnace & Basic Steel
Products (1.48%)
   Lukens, Inc.                       12,500$      403,125

Carpets & Rugs (1.87%)
   Shaw Industries, Inc.              30,000       510,000

Cash Grains (2.31%)
   Pioneer International Hi-Bred      15,000       630,000

Commercial Banks (7.33%)
   Banc One Corp.                     15,000       483,750
   Barnett Banks, Inc.                 5,000       256,250
   Baybanks, Inc.                      5,000       396,250
   Boatmen's Banschares, Inc.          6,000       211,500
   Firstar Corp.                      15,000       504,375
   Princeton National Bancorp., Inc.  10,000       142,500
                                                 1,994,625
Communications Equipment (1.21%)
   Northern Telecom Ltd.               9,000       328,500

Computer & Data Processing
Services (3.27%)
   Legent Corp.                       10,000(a)    437,500
   Microsoft Corp.                     5,000(a)    451,875
                                                   889,375
Computer & Office Equipment (0.65%)
   Automatic Data Processing, Inc.     2,800       176,050

Consumer Products (2.73%)
   Philip Morris Cos., Inc.           10,000       743,750

Department Stores (1.53%)
   May Department Stores              10,000       416,250

Drugs (4.76%)
   Bristol-Myers Squibb Co.            4,000       272,500
   Johnson & Johnson                   5,000       338,125
   Lilly (Eli) & Co.                   5,000       392,500
   Merck & Co., Inc.                   6,000       294,000
                                                 1,297,125
Eating & Drinking Places (1.01%)
   McDonald's Corp.                    7,000       273,875

Electronic Components
& Accessories (1.39%)
   Vishay Intertechnology, Inc.       10,500(a)    379,312

Electronic Distribution
 Equipment (1.03%)
   General Electric Co.                5,000       281,875

Footwear, Except Rubber (1.14%)
   Stride Rite Corp.                  30,000       311,250

General Industrial Machinery (2.99%)
   Ingersoll-Rand Co.                 10,000       382,500
   Tyco International Ltd.             8,000       432,000
                                                   814,500
Grain Mill Products (2.76%)
   Ralcorp Holdings, Inc.             15,000(a)    343,125
   Ralston-Ralston Purina Group        8,000       408,000
                                                   751,125
Hose, Belting, Gaskets &
Packing (1.58%)
   Mark IV Industries                 20,000       430,000

Hospitals (0.97%)
   Humana, Inc.                       15,000(a)    264,375

Household Furniture (1.49%)
   Masco Corp.                        15,000       405,000

Knitting Mills (1.06%)
   Russell Corp.                      10,000       287,500

Lumber & Other Building
Materials (1.79%)
   Home Depot, Inc.                   12,000       487,500

Medical Instruments & Supplies (2.48%)
   Becton, Dickinson & Co.             6,000       349,500
   Boston Scientific Corp.            10,245(a)    326,559
                                                   676,059

Medical Service & Health
Insurance (5.24%)
   Aon Corp.                          10,000     $ 372,500
   Foundation Health Corp.            10,000(a)    270,000
   Health System International, Inc.   2,500(a)     72,500
   United Healthcare Corp.             7,500       310,313
   Value Health, Inc.                 12,500(a)    403,125
                                                 1,428,438
Miscellaneous Electrical Equipment
& Supplies (2.46%)
   Motorola, Inc.                     10,000       671,250

Miscellaneous Fabricated Metal
Products (1.39%)
   Intel Corp.                         6,000       379,875

Miscellaneous Plastics Products,
NEC (1.02%)
   Rubbermaid, Inc.                   10,000       277,500

Miscellaneous Shopping Goods
Stores (1.61%)
   Toys 'R' Us, Inc.                  15,000(a)    438,750

Motor Vehicles & Equipment (2.81%)
   Chrysler Corp.                     10,000       478,750
   Dana Corp.                         10,000       286,250
                                                   765,000
Offices & Clinics of Medical
Doctors (0.42%)
   FHP International Corp.             5,000       115,000

Paints & Allied Products (1.09%)
   RPM, Inc.                          15,000       298,125

Petroleum Refining (1.99%)
   Atlantic Richfield Co.              3,000       329,250
   Exxon Corp.                         3,000       211,875
                                                   541,125
Preserved Fruits & Vegetables (1.59%)
   CPC International, Inc.             7,000       432,250

Refrigeration & Service
Machinery (0.81%)
   Tecumseh Products Co.; Class A      5,000       220,000

Rubber & Plastics Footwear (1.23%)
   Nike, Inc.                          4,000       336,000

Sanitary Services (2.89%)
   Browning-Ferris Industries, Inc.   10,000       361,250
   WMX Technologies, Inc.             15,000       425,625
                                                   786,875
Security Brokers & Dealers (1.47%)
   Salomon, Inc.                      10,000       401,250

Soap, Cleaners & Toilet Goods (4.89%)
   Colgate-Palmolive Co.               7,000       511,875
   Ecolab, Inc.                       15,000       367,500
   Smithkline Beecham PLC ADR         10,000       452,500

                                                 1,331,875

Toys & Sporting Goods (1.34%)
   Mattel, Inc.                       14,000       364,000

Variety Stores (1.47%)
   Wal-Mart Stores, Inc.              15,000       401,250

Women's Clothing Stores (0.14%)
   Charming Shoppes, Inc.              7,300        38,325

                          Total Common Stock    21,978,059

Preferred Stocks (1.06%)

Offices & Clinics of Medical
Doctors (1.06%)
   FHP International Corp.;
     Series A Convertible             12,182       289,323



                                   Principal
                                     Amount       Value


Commercial Paper (16.41%)

Life Insurance  (4.40%)
   Prudential Funding Corp.
     6.02%; 7/7/95                $1,200,000   $ 1,199,197

Motor Vehicles & Equipment (4.41%)
   Ford Motor Credit Co.;
     5.93%; 7/3/95                 1,200,000     1,200,000

Personal Credit Institutions (4.41%)
   Household Finance Corp.;
     5.96%; 7/5/95                 1,200,000     1,199,603

Petroleum Refining (3.19%)
   Chevron Oil Finance Co.;
     5.92%; 7/3/95                   870,000       870,000


                      Total Commercial Paper     4,468,800

Federal Agency Short-Term Obligation (4.90%)

   Federal National Mortgage Association
    5.92%; 7/6/95                  1,335,000     1,334,342


       Total Portfolio Investments (103.06%)    28,070,524

Liabilities net of cash
 and receivables (-3.06%)                         (834,332)


                  Total Net Assets (100.00%)   $27,236,192

(a) Non-income producing security - No dividend paid during the past twelve months.

PRINCIPAL HIGH YIELD FUND, INC.

                                   Principal
                                     Amount         Value

Bonds (95.36%)

Agricultural Chemicals (2.76%)
   IMC Fertilizer Group, Inc.
     Senior Debentures;
     9.45%; 12/15/11                $300,000   $   303,000

Aircraft & Parts (2.48%)
   Rohr Industries, Inc.
     Subordinated Debentures;
     9.25%; 3/1/17                   300,000       273,000

Blast Furnace & Basic Steel
Products (2.58%)
   Weirton Steel Corp.
     Senior Notes;
     10.75%; 6/1/05                  300,000(a)    282,750

Broadwoven Fabric  Mills,
Cotton (2.57%)
   J.P. Stevens & Co. Inc.
    Sinking Fund Debentures;
     9.00%; 3/1/17                    300,000      282,000

Cable & Other Pay TV
Services (2.85%)
   Jones Intercable, Inc.
   Senior Notes;9.63%; 3/15/02        300,000      312,750

Communication Equipment (2.82%)
   Rogers Cantel Mobile, Inc.
     Senior Secured Guaranteed
     Notes;10.75%; 11/1/01           300,000       309,375

Computer & Office Equipment(4.01%)
   Dell Computer Corp.
     Senior Notes;11.00%; 8/15/00    400,000       440,000

Consumer Products (3.72%)
   RJR Nabisco, Inc. Senior Notes;
   8.75%; 8/15/05                    400,000       408,500

Electric Services (3.67%)
   Tucson Electric Power Co.
     First Mortgage Bonds;
     8.50%; 11/1/99                  400,000       402,919

Engines & Turbines (2.57%)
   Outboard Marine Debentures;
     9.13%; 4/15/17                  300,000       282,000

Ferroalloy Ores, Except
Vanadium (2.00%)
   Geneva Steel Co. Senior Notes;
     9.50%; 1/15/04                  300,000       219,000

Forest Products (2.69%)
   Doman Industries, Ltd. Senior
     Notes; 8.75%; 3/15/04           300,000       295,191

Fuel Dealers (2.61%)
   Petroleum Heat & Power, Inc.
     Subordinated Notes;
     10.13%; 4/1/03                  300,000       286,500

General Government, NEC (2.00%)
   Republic of Argentina Global
     Bonds; 8.38%; 12/20/03          300,000       219,750

Groceries & Related Products (5.60%)
   Fleming Cos., Inc. Senior Notes;
     10.63%; 12/15/01                300,000       315,750
   Rykoff-Sexton, Inc. Senior
     Subordinated Notes;
     8.88%; 11/1/03                  300,000       298,500
                                                   614,250
Grocery Stores (7.70%)
   Dominick's Finer Foods, Inc.
     Senior Subordinated Notes;
     10.88%; 5/1/05                  300,000(a)    303,750
   Ralph's Grocery Co.
     Senior Subordinated Notes;
     11.00%; 6/15/05                 300,000       291,000
   Stater Brothers Holdings, Inc.
     Senior Notes;
     11.00%; 3/1/01                  250,000       250,000
                                                   844,750
Hotels & Motels (5.28%)
   Bally's Grand, Inc. First Mortgage
     Notes; 10.38%; 12/15/03         300,000       294,000
   John Q. Hammons Hotels, L.P. &
     Finance Corp. First Mortgage
     Notes; 8.88%; 2/15/04           300,000       285,750
                                                   579,750

Knitting Mills (2.75%)
   Tultex Corp. Senior Notes
   10.63%; 3/15/05                   300,000       301,875

Meat Products (2.79%)
   Chiquita Brands International, Inc.
     Subordinated Notes;
     11.50%; 6/1/01                  300,000       306,000

Miscellaneous Converted Paper
Products (2.76%)
   Drypers Corp. Senior Notes;
     12.50%; 11/1/02                 300,000       303,000

Miscellaneous General Merchandise
Stores (2.16%)
   Service Merchandise, Inc. Senior
     Subordinated Notes;
     9.00%; 12/15/04                 300,000       237,000

Miscellaneous Plastics Products,
NEC (5.45%)
   Congoleum Corp. Senior Notes;
     9.00%; 2/1/01                   300,000       292,500
   Plastic Containers, Inc. Senior
     Secured Notes; 10.75%; 4/1/01   300,000       306,000
                                                   598,500
Motor Vehicles & Equipment (2.58%)
   Lear Seating Corp. Subordinated
     Notes; 8.25%; 2/1/02            300,000       283,500

Paper Mills (2.75%)
   Southwest Forest Industries, Inc.
     Subordinated Debentures;
     12.13%; 9/15/01                 300,000       301,875

Petroleum Refining (2.86%)
   Crown Central Petroleum Corp.
     Senior Notes;10.88%; 2/1/05     300,000       313,500

Pulp Mills (3.36%)
   Magnetek, Inc. Senior Subordinated
     Debentures; 10.75%; 11/15/98    350,000       369,250


Refrigeration & Service
Machinery (2.40%)
   Inter-City Products Corp. Senior
     Secured Notes; 9.75%; 3/1/00    300,000       264,000

Soap, Cleaners & Toilet Goods (2.77%)
   Coty, Inc. Senior Subordinated
     Notes; 10.25%; 5/1/05           300,000       304,500

Telephone Communication (4.82%)
   Paging Network, Inc. Senior
     Debentures; 8.88%; 2/1/06       300,000       276,000
   Roger's Cablesystems Ltd. Senior
     Secured Second Priority Notes;
     9.63%; 8/1/02                   250,000       253,125
                                                   529,125

        Total Portfolio Investments (95.36%)    10,467,610

Cash and receivables, net of liabilities (4.64%)   509,612

                  Total Net Assets (100.00%)   $10,977,222


(a)  Restricted Security - See Note 4 to the financial statements.

PRINCIPAL MONEY MARKET FUND, INC.

                                     Principal
                                      Amount        Value

Commercial Paper (99.57%)

Business Credit Institutions (10.25%)
   CIT Group Holdings, Inc.;
     6.02%; 8/29/95                 $350,000      $346,664
   Corporate Asset Funding Co., Inc.;
     5.72%; 9/15/95                  625,000       617,651
     5.80%; 9/27/95                  325,000       320,497
     5.75%; 9/28/95                  425,000       419,094
   International Lease Finance Corp.;
     6.04%; 7/31/95                  191,000       190,103
     5.72%; 9/13/95                  175,000       172,998
     5.85%; 9/18/95                  175,000       172,810
     5.78%; 9/25/95                  375,000       369,943
     5.78%; 10/02/95                 250,000       246,347
                                                 2,856,107
Computer & Office Equipment (9.69%)
   Xerox Corp.;
     6.03%; 7/7/95                   275,000       274,816
     5.70%; 9/11/95                  250,000       247,229
     5.82%; 9/13/95                  475,000       469,471
     5.75%; 9/21/95                  375,000       370,208
   Xerox Credit Corp.;
     5.93%; 8/15/95                  500,000       496,458
     5.93%; 8/21/95                  300,000       297,579
     5.93%; 8/22/95                  300,000       297,529
     5.68%; 9/11/95                  250,000       247,239
                                                 2,700,529

Electric Services  (5.11%)
   CommEd Fuel Co., Inc.;
     LOC Credit Suisse;
     5.93%; 8/10/95                  250,000       248,435
   FPL Fuels, Inc.;
     LOC Barclays  Bank PLC;
     5.94%; 8/8/95                   275,000       273,367
   Potomac Electric Power Co.;
     5.97%; 8/11/95                  425,000       422,251
     5.97%; 8/16/95                  185,000       183,650
     5.98%; 8/22/95                  300,000       297,508
                                                 1,425,211
Electronic Distribution
Equipment (7.67%)
   General Electric Capital Corp.;
     6.10%; 8/3/95                   320,000       318,319
     6.00%; 8/4/95                   275,000       273,533
     5.91%; 8/17/95                  350,000       347,414
     5.87%; 9/14/95                  400,000       395,239
   General Electric Co.;
     5.97%; 7/6/95                   210,000       209,896
     6.00%; 8/23/95                  300,000       297,450
     5.77%; 9/29/95                  300,000       295,769
                                                 2,137,620
Farm & Garden  Machinery (4.92%)
   Deere (John) Capital Corp.;
     5.92%; 8/7/95                   320,000       318,158
     5.90%; 8/30/95                  400,000       396,198
     5.66%; 9/12/95                  325,000       321,372
     5.82%; 10/12/95                 340,000       334,448
                                                 1,370,176
Life Insurance (13.95%)
   American General Corp.;
     5.88%; 7/3/95                   325,000       325,000
     5.98%; 7/26/95                  225,000       224,140
     5.87%; 8/28/95                  260,000       257,626
     5.87%; 9/22/95                  375,000       370,047
     5.73%; 10/20/95                 200,000       196,530
   American General Finance Corp.;
     6.07%; 7/11/95                  465,000       464,373
     6.07%; 7/17/95                  400,000       399,056
     5.95%; 7/26/95                  175,000       174,335
     6.13%; 8/1/95                   225,000       223,889
   Prudential Funding Corp.;
     5.84%; 9/19/95                  395,000       390,002
     5.78%; 9/21/95                  350,000       345,504
     5.76%; 9/25/95                  175,000       172,648
     5.78%; 9/26/95                  350,000       345,224
                                                 3,888,374
Meat Products (2.58%)
   Cargill, Inc.;
     5.92%; 7/24/95                  400,000       398,619
     5.72%; 10/13/95                 325,000       319,733
                                                   718,352
Motor Vehicles & Equipment (7.12%)
   Ford Motor Credit Co.;
     5.89%; 7/14 /95                 200,000       199,640
     6.08%; 7/18/95                  220,000       219,443
     6.07%; 7/19/95                  250,000       249,326
   Paccar Financial Corp.;
     6.00%; 8/3/95               $   465,000 $     462,597
     5.90%; 8/14/95                  400,000       397,247
     5.93%; 8/18/95                  460,000       456,514
                                                 1,984,767
Non-Classifiable Establishments (4.46%)
   Mitsubishi International Corp.
     6.07%; 7/5/95                   500,000       499,832
     6.04%; 7/11/95                  500,000       499,329
     5.75%; 11/14/95                 250,000       244,649
                                                 1,243,810
 Personal Credit Institutions (15.84%)
   American Express Credit Corp.;
     6.10%; 7/21/95                  345,000       343,948
     6.08%; 7/25/95                  350,000       348,699
     6.08%; 8/8/95                   275,000       273,328
     6.02%; 8/25/95                  400,000       396,455
   Associates Corp. of North America;
     5.80%; 9/27/95                  170,000       167,645
   Avco Financial Services, Inc.;
     5.95%; 8/9/95                   400,000       397,554
     5.86%; 9/11/95                  625,000       617,878
   Household Finance Corp.;
     6.01%; 7/20/95                  600,000       598,297
   Norwest Financial, Inc.;
     6.05%; 7/10/95                  500,000       499,412
     6.05%; 7/13/95                  150,000       149,748
     6.00%; 7/24/95                  375,000       373,688
     5.94%; 8/24/95                  250,000       247,855
                                                 4,414,507
Security Brokers & Dealers (10.23%)
   Bear Stearns Cos., Inc.;
     6.04%; 7/28/95                1,000,000       995,806
   Goldman Sachs Group, L.P.;
     5.90%; 9/6/95                   175,000       173,136
     5.90%; 9/7/95                   425,000       420,403
     6.90%; 9/18/95                  250,000       246,310
     6.96%; 9/20/95                  150,000       147,709
     5.88%; 10/3/95                  300,000       295,492
   Merrill Lynch & Co., Inc.;
     6.02%; 8/2/95                   575,000       572,115
                                                 2,850,971
Subdividers & Developers (7.75%)
   Maguire/Thomas Partners
     Westlake/Southlake Partnership;
     LOC Sumitomo Bank Ltd.;
     6.05%; 7/27/95                  400,000       398,386
     5.94%; 9/8/95                   525,000       519,196
     5.88%; 9/20/95                  350,000       345,484
   Towson Town Center, Inc.;
     LOC Mitsubishi Bank Ltd.;
     5.97%; 7/12/95                  250,000       249,627
     6.02%; 7/19/95                  650,000       648,261
                                                 2,160,954

        Total Portfolio Investments (99.57%)    27,751,378

Cash and receivables, net
of liabilities (0.43%)                             119,882

                  Total Net Assets (100.00%)   $27,871,260

PRINCIPAL WORLD FUND, INC.

                                      Shares
                                       Held        Value
Common Stocks (91.37%)

AUSTRALIA (4.63%)

Commercial Banks (2.42%)
   National Australia Bank Ltd.       71,109      $560,495

Crude Petroleum & Natural
Gas (0.47%)
   Ampolex Ltd.                       48,100       109,103

Gas Production & Distribution (0.82%)
   Australia Gas & Light              60,000       190,109

Miscellaneous Food &
Kindred Products (0.92%)
   Burns, Philp & Co., Ltd.          101,631       211,795
                                                 1,071,502
AUSTRIA (1.38%)

Airports, Flying Fields
& Services (0.74%)
   Flughafen Wien AG                   3,230       171,891

Railroad Equipment (0.64%)
   Vae AG                              1,470       148,001
                                                   319,892
CANADA (3.04%)

Coal Mining Services (0.26%)
   Morgan Hydrocarbons, Inc.          20,600(a)     59,976

Communications Equipment (1.32%)
   Newbridge Networks Corp.            8,700(a)    306,675

Iron & Steel Foundries (1.16%)
   DoFasco, Inc.                      21,400       268,692

Miscellaneous Plastics
Products, NEC (0.30%)
   Royal Plastics Group                5,100(a)(b)  70,067
                                                   705,410
CHILE (0.56%)

Telephone Communication (0.56%)
   Compania De
     Telecommunicaciones ADR           1,600       130,200

DENMARK (0.96%)

Telephone Communication (0.96%)
   Tele Danmark B                      4,000       222,550

FINLAND (3.86%)

Forest Products (0.61%)
   Metsa-Serla                         3,200       142,139

FINLAND (con't.)

Miscellaneous Wood Products (0.87%)
   Enso-Gutzeit                       22,300       201,755

Pulp Mills (1.36%)
   Kymmene                            10,100       314,037

Sugar & Confectionary
Products (1.02%)
   Huhtamake I Free                    7,200       235,651
                                                   893,582
FRANCE (1.55%)

Drugs (1.55%)
   Roussel-Uclaf                       2,300       359,174

GERMANY (4.51%)

Flat Glass (0.50%)
   Weru AG                               200       115,597

Industrial Inorganic Chemicals (1.60%)
   Bayer AG                            1,490       369,991

Miscellaneous Chemical
Products (2.41%)
   Hoechst AG                          2,590       558,560
                                                 1,044,148
HONG KONG (5.26%)

Communications Equipment (0.50%)
   ABC Communications
      Holdings Ltd.                  420,000       116,704

Electric Services (0.67%)
   CEP-A Consolidated Electric
     Power-Asia                       67,000       155,431

Electronic Components &
Accessories (0.48%)
   Varitronix                         63,000       110,326

Highway & Street
Construction (0.37%)
   Wai Kee Holdings, Ltd.            446,000        84,733

Holding Offices (1.29%)
   First Pacific Co. Ltd.            337,272       298,586

Office Furniture (0.14%)
   Lamex Holdings                    242,000        32,840

Personal Credit Institutions (0.71%)
   Manhattan Card Co.                402,000       163,657

Security Brokers & Dealers (1.10%)
   Peregrine Investment Holdings     180,000       255,897
                                                 1,218,174
INDONESIA (1.87%)

Miscellaneous Furniture
& Fixtures (0.23%)
   Pt Surya Toto                      29,000$       54,041

Photographic Equipment
& Supplies (0.21%)
   Pt Modern Photo Film Co.            9,000        48,900

Pulp Mills (1.43%)
   Asia Pacific Resources             36,300(a)    331,238
                                                   434,179
ITALY (2.97%)

Metalworking Machinery (0.23%)
   Danieli & Co.-DR                   17,400        52,880

Telephone Communication (2.74%)
   Telecom Italia-DI                 300,200       634,510
                                                   687,390
JAPAN (0.86%)

Computer & Office Equipment (0.28%)
   Canon, Inc.                         4,000        65,018

Electronic Components
& Accessories (0.16%)
   Murata Mfg.                         1,000        37,809

Engines & Turbines (0.42%)
   Mabuchi Motor                       1,400        96,301
                                                   199,128
MALAYSIA (0.80%)

Holding Offices (0.61%)
   C.I. Holdings                      34,000       140,854

Non-Classifiable
 Establishments (0.19%)
   Malaysian Pacific Industries       18,000        45,037
                                                   185,891
MEXICO (1.12%)

Aircraft & Parts (0.09%)
   Tolmex SA                           5,100        19,907

Cement, Hydraulic (0.11%)
   Apasco SA                           6,320(a)     25,175

Concrete, Gypsum, & Plaster
Products (0.05%)
   Cementos De Mexico SA               3,200        11,467

Department Stores (0.05%)
   Sears Roebuck De Mexico SA          5,300(a)     12,718

Foreign Banks, Branches
& Agencies (0.30%)
   Grupo Financiero Bancomer;
     Series B                        235,000(a)     67,669
     Series L                          8,703(a)      2,242
                                                    69,911

Telephone Communication (0.52%)
   Telefonos De Mexico SA ADR          4,050       119,981

                                                   259,159
NETHERLANDS (16.37%)

Beer, Wine, & Distilled
Beverages (0.35%)
   Heineken Holdings                     520        72,105
   Heineken Holdings 25% Bonus Issue     263(a)      9,058
                                                    81,163
Communications Services, NEC (2.51%)
   KPN Royal PTT Nederland            16,189       581,570

Electronic Light & Wiring
Equipment (0.59%)
   Otra                                  650       136,036

Electronic Distribution
Equipment (2.45%)
   Phillips Electronics               13,400       566,937

Foreign Banks, Branches &
Agencies (1.99%)
   ABN-AMRO Holdings NV               11,957       461,177

Grocery Stores (1.56%)
   Koninklijke Ahold NV               10,064       360,239

Meat Products (2.49%)
   Unilever NV                         4,430       575,998

Miscellaneous  Durable Goods (1.74%)
  Hagemeyer NV                         9,050       403,323

Miscellaneous Transportation
Services (0.70%)
  Koninklijke Pakhoed NV               5,281       161,444

Paperboard Containers & Boxes (0.57%)
  Koninklijke KNP BT NV                4,400(b)    132,241

Plastic Materials & Synthetics (0.48%)
  DSM NV                               1,300       111,931

Special Industry Machinery (0.94%)
   IHC Caland NV                       7,700       218,509
                                                 3,790,568
NORWAY (2.83%)

Commercial Banks (0.74%)
   Christiana Bank                    74,000       171,646

Drugs (0.19%)
   Hafslund Nycomed                    1,867        43,154

Meat Products (1.01%)
  Orkla B                              5,500       232,847

Ship & Boat Building &
Repairing (0.89%)
   Unitor Ships Service               11,930       207,058
                                                   654,705

NEW ZEALAND (0.84%)

Miscellaneous Manufacturers (0.84%)
   Carter Holt Harvey Ltd.            80,000       195,663

SINGAPORE (1.57%)

Air Transportation,
Scheduled (0.44%)
   Singapore International Airlines   11,000       101,538

Electric Light & Wiring
Equipment (0.25%)
  Clipsal Industries Holdings         25,000        57,750

Electronic Components &
Accessories (0.88%)
   Amtek Engineering                 139,500       203,633

                                                   362,921
SPAIN (6.16%)

Combination Utility
Services ( 1.15%)
  Iberdrola 1 SA                      35,300       265,865

Commercial Banks (1.36%)
   Banco Popular                       2,120       315,138

Oil & Gas Field Services (2.29%)
   Repsol Petroleo, SA                16,860       530,486

Telephone Communication (1.36%)
   Telefonica De Espana, SA           24,400       314,345
                                                 1,425,834
SWEDEN (7.28%)

Carpentry & Floor Work (0.25%)
   Skane-Gripen AB 'B' Free            6,600        58,009

Foreign Banks, Branches
& Agencies (1.37%)
   Svenska Handelsbanken AB Free      22,500       316,723

Household Audio & Video
Equipment (0.98%)
   SKF 'B' Free                       11,300       228,123

Miscellaneous Transportation
Equipment (0.50%)
   Autoliv AB                          2,150       114,858

Motor Vehicles & Equipment (1.35%)
   Volvo AB                           16,450       312,888

Plastic Materials & Synthetics (1.43%)
   Astra AB                           11,000       330,834

Water Transportation of
Freight, NEC (1.40%)
   Argonaut AB 'B' Free               25,700(a)     42,353
   ICB Shipping AB 'B' Free           32,000       281,257
                                                   323,610

                                                 1,685,045

SWITZERLAND (10.33%)

Combination Utility Services (1.27%)
   BBC AG (Brown Boveri)                 285      $294,866

Drugs (2.34%)
   Galenica Holdings AG                  480       168,733
   Immuno International AG               120        56,453
   Sandoz AG                             460       317,017
                                                   542,203
Functions Closely Related to
Banking (1.47%)
   Bil GT Group                          605       339,753

Plumbing & Heating, Except
Electric (0.22%)
   Elco Holdings                         140        51,887

Pulp Mills (0.38%)
   Attisholz AG                          110        87,838

Special Industry Machinery (2.15%)
   Bobst SA                              205       311,384
   Sulzer AG                             290       187,525
                                                   498,909
Sugar & Confectionary
Products (2.50%)
   Nestle                                555       577,586
                                                 2,393,042
THAILAND (1.25%)

Commercial Banks (0.96%)
   Bangkok Bank                       20,100       221,478

Non-Classifiable Establishments (0.29%)
   Thailand International Fund             2        67,000

                                                   288,478
UNITED KINGDOM (11.37%)

Commercial Banks (1.24%)
   Bank of Ireland                    50,000       286,362

Construction & Related
Machinery (1.72%)
   Powerscreen International PLC      78,100       398,219

Crude Petroleum & Natural
Gas (0.96%)
   Hardy Oil & Gas                    86,200       221,474

Electric Services (1.57%)
   Northern Ireland Electric          63,400       363,107

Miscellaneous Non-Durable
Goods (1.97%)
   Grand Metropolitan PLC             74,500       456,902


Primary Nonferrous Metals (1.43%)
   British Steel PLC                 121,300       331,437

Pulp Mills (0.41%)
   Babcock International Group       205,000        96,209

Sand & Gravel (0.16%)
   Bardon Group PLC                   75,900        36,225

Telephone Communication (1.21%)
   Cable & Wireless PLC               41,000       280,476

Water Supply (0.70%)
   Wessex Water PLC                   34,316       161,596
                                                 2,632,007


                         Total Common Stocks    21,158,642

Preferred Stocks (0.63%)

AUSTRIA (0.63%)

Highway & Street Construction (0.63%)
   BAU Holdings AG                     3,030       146,306

Commercial Paper (9.50%)

                                     Principal
                                      Amount       Value

UNITED STATES (9.50%)

Life Insurance  (4.75%)
   American General Corp.;
     6.15%; 7/3/95                $1,100,000    $1,100,000

Personal Credit
Institutions (4.75%)
   Associates Corp. of
     North America
     6.22%; 7/3/95                 1,100,000     1,100,000

                      Total Commercial Paper     2,200,000

       Total Portfolio Investments (101.50%)    23,504,948

Liabilities, net of cash
and receivables  (-1.50%)                         (348,348)

                  Total Net Assets (100.00%)   $23,156,600

(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted Security - See Note 4 to the financial statements.

                  This page left blank intentionally.

FINANCIAL HIGHLIGHTS




Selected data for a share of Capital Stock outstanding throughout each period:

                                                        Income from Investment Operations         Less Distributions


                                                                Net Realized
                                                                    and
                                            Net Asset    Net     Unrealized      Total      Dividends
                                            Value at   Invest-      Gain         from       from Net    Distributions
                                            Beginning   ment      (Loss) on    Investment  Investment       from           Total
                                            of Period  Income    Investments   Operations    Income     Capital Gains  Distributions


   Principal Aggressive
   Growth  Fund, Inc.
     Six Months Ended June 30, 1995         $10.11      $.07        $2.25        $2.32       $--           $(.05)            $(.05)
     Period Ended December 31, 1994(d)        9.92       .05         .24          .29         (.05)         (.05)             (.10)

   Principal Asset
   Allocation  Fund, Inc.
     Six Months Ended June 30, 1995           9.79       .22         .94         1.16         (.01)          --               (.01)
     Period Ended December 31, 1994(d)        9.98       .23        (.18)         .05         (.23)         (.01)             (.24)

   Principal Balanced Fund, Inc.(g)
     Six Months Ended June 30, 1995          11.95       .25        1.27         1.52         (.01)         (.20)             (.21)
     Year Ended December 31,
       1994                                  12.77       .37        (.64)        (.27)        (.37)         (.18)             (.55)
       1993                                  12.58       .42         .95         1.37         (.42)         (.76)            (1.18)
     Six Months Ended December 31, 1992(a)   12.93       .23         .75          .98         (.47)         (.86)            (1.33)
     Year Ended June 30,
       1992                                  11.33       .47        1.61         2.08         (.48)          --               (.48)
       1991                                  10.79       .54         .59         1.13         (.57)         (.02)             (.59)
       1990                                  11.89       .60        (.48)         .12         (.63)         (.59)            (1.22)

   Principal Bond Fund, Inc.
     Six Months Ended June 30, 1995          10.12       .37        1.07         1.44         (.01)          --               (.01)
     Year Ended December 31,
       1994                                  11.16       .72       (1.04)        (.32)        (.72)          --               (.72)
       1993                                  10.77       .88         .38         1.26         (.87)          --               (.87)
     Six Months Ended December 31, 1992(a)   11.08       .45         .13          .58         (.89)          --               (.89)
     Year Ended June 30,
       1992                                  10.64       .91         .46         1.37         (.93)          --               (.93)
       1991                                  10.72       .94        (.06)         .88         (.96)          --               (.96)
       1990                                  10.92       .95        (.21)         .74         (.94)          --               (.94)

   Principal Capital
    Accumulation Fund, Inc.
     Six Months Ended June 30, 1995          23.44       .30        2.95         3.25         (.01)         (.53)             (.54)
     Year Ended December 31,
       1994                                  24.61       .62        (.49)         .13         (.61)         (.69)            (1.30)
       1993                                  25.19       .61        1.32         1.93         (.60)        (1.91)            (2.51)
     Six Months Ended December 31, 1992(a)   26.03       .31        1.84         2.15         (.64)        (2.35)            (2.99)
     Year Ended June 30,
       1992                                  23.35       .65        2.70         3.35         (.67)          --               (.67)
       1991                                  22.48       .74        1.22         1.96         (.79)         (.30)            (1.09)
       1990                                  23.63       .79         .14          .93         (.81)        (1.27)            (2.08)

   Principal Emerging
   Growth Fund, Inc.(f)
     Six Months Ended June 30, 1995          19.97       .11        3.02         3.13          --           (.01)             (.01)
     Year Ended December 31,
       1994                                  20.79       .14         .03          .17         (.14)         (.85)             (.99)
       1993                                  18.91       .17        3.47         3.64         (.17)        (1.59)            (1.76)
     Six Months Ended December 31, 1992(a)   15.97       .10        3.09         3.19         (.21)         (.04)             (.25)
     Year Ended June 30,
       1992                                  13.93       .21        2.04         2.25         (.21)          --               (.21)
       1991                                  14.25       .20         .50          .70         (.23)         (.79)            (1.02)
       1990                                  13.35       .24         .87         1.11         (.20)         (.01)             (.21)


See accompanying notes.


                                                   Ratios/Supplemental Data

                                                                    Ratio of Net
           Net Asset                                Ratio of        Investment
            Value at              Net Assets at   Expenses to        Income to     Portfolio
             End of      Total    End of Period     Average           Average       Turnover
             Period     Return    (in thousands)   Net Assets       Net Assets       Rate

            $12.38      30.31%     $  22,333           .95%(b)        1.33%(b)      145.7%(b)
             10.11       2.59%(c)     13,770          1.03%(b)        1.06%(b)      105.6%(b)


             10.94      13.58%        34,385           .91%(b)        4.39%(b)       42.9%(b)
              9.79        .52%(c)     28,041           .95%(b)        4.27%(b)       60.7%(b)


             13.26      13.92%        34,029           .67%(b)        4.30%(b)       25.2%(b)

             11.95      (2.09)%       25,043           .69%           3.42%          31.5%
             12.77      11.06%        21,399           .69%           3.30%          15.8%
             12.58       8.00%(c)     18,842           .73%(b)        3.71%(b)       38.4%(b)

             12.93      18.78%        17,344           .72%           3.80%          26.6%
             11.33      11.36%        14,555           .73%           5.27%          27.1%
             10.79        .87%        13,016           .74%           5.52%          33.1%


             11.55      16.48%        23,878           .58(b)         7.73%(b)        4.3%(b)

             10.12      (2.90)%       17,108           .58%           7.86%          18.2%
             11.16      11.67%        14,387           .59%           7.57%          14.0%
             10.77       5.33%(c)     12,790           .62%(b)        8.10%(b)        6.7%(b)

             11.08      13.57%        12,024           .62%           8.47%           6.1%
             10.64       8.94%        10,552           .63%           9.17%           2.7%
             10.72       7.15%         9,658           .64%           9.09%           0.0%



             26.15      18.41%       118,534           .52%(b)        2.38%(b)       52.7%(b)

             23.44        .49%       120,572           .51%           2.36%          44.5%
             24.61       7.79%       128,515           .51%           2.49%          25.8%
             25.19       8.81%(c)    105,355           .55%(b)        2.56%(b)       39.7%(b)

             26.03      14.53%        94,596           .54%           2.65%          34.8%
             23.35       9.46%        76,537           .53%           3.53%          14.0%
             22.48       3.94%        74,008           .56%           3.56%          30.2%



             23.09      21.02%        40,217           .72%(b)        1.24%(b)        4.7%(b)

             19.97        .78%        23,912           .74%           1.15%          12.0%
             20.79      19.28%        12,188           .78%            .89%          22.4%
             18.91      20.12%(c)      9,693           .81%(b)        1.24%(b)        8.6%(b)

             15.97      16.19%         7,829           .82%           1.33%          10.1%
             13.93       5.72%         6,579           .89%           1.70%          11.1%
             14.25       8.32%         6,067           .88%           1.74%          17.9%


FINANCIAL HIGHLIGHTS (Continued)




Selected data for a share of Capital Stock outstanding throughout each period:

                                                           Income from Investment Operations         Less Distributions

                                                                    Net Realized
                                                                        and
                                               Net Asset     Net     Unrealized      Total      Dividends
                                                Value at   Invest-      Gain         from       from Net    Distributions
                                               Beginning    ment      (Loss) on    Investment  Investment       from
                                               of Period   Income    Investments  Operations     Income     Capital Gains


   Principal Government  Securities Fund, Inc.
     Six Months Ended June 30, 1995
     Year Ended December 31,                    $  9.38    $  .33    $    .81       $1.14      $  (.02)        $ --
       1994                                       10.61       .76       (1.24)       (.48)        (.75)          --
       1993                                       10.28       .71         .33        1.04         (.71)          --
     Six Months Ended December 31, 1992(a)        10.93       .40         .04         .44         (.78)         (.31)
   Year Ended June 30,
       1992                                       10.24       .80         .71        1.51         (.81)         (.01)
       1991                                       10.05       .80         .24        1.04         (.81)         (.04)
       1990                                       10.05       .78          --         .78         (.78)          --

   Principal Growth Fund, Inc.
     Six Months Ended June 30, 1995               10.10       .11        1.26        1.37          --            --
     Period Ended December 31, 1994(e)             9.60       .07         .51         .58         (.08)          --

   Principal High Yield Fund, Inc.
     Six Months Ended June 30, 1995                7.91       .39         .41         .80         (.01)          --
     Year Ended December 31,
       1994                                        8.62       .77        (.72)        .05         (.76)          --
       1993                                        8.38       .80         .23        1.03         (.79)          --
     Six Months Ended December 31, 1992(a)         8.93       .45        (.10)        .35         (.90)          --
   Year Ended June 30,
       1992                                        8.28       .92         .66        1.58         (.93)          --
       1991                                        8.96       .99        (.53)        .46        (1.14)          --
       1990                                       10.37      1.21       (1.35)       (.14)       (1.22)         (.05)

   Principal Money Market Fund, Inc.
     Six Months Ended June 30, 1995                1.000      .028         --         .028        (.028)         --
     Year Ended December 31,
       1994                                        1.000      .037         --         .037        (.037)         --
       1993                                        1.000      .027         --         .027        (.027)         --
     Six Months Ended December 31, 1992(a)         1.000      .016         --         .016        (.016)         --
   Year Ended June 30,
       1992                                        1.000      .046         --         .046        (.046)         --
       1991                                        1.000      .070         --         .070        (.070)         --
       1990                                        1.000      .077         --         .077        (.077)         --

   Principal World Fund, Inc.
     Six Months Ended June 30, 1995                9.56       .16         .50         .66           --          (.01)
     Period Ended December 31, 1994(e)             9.94       .03        (.33)       (.30)        (.07)         (.01)

See accompanying notes.


                                                Ratios/Supplemental Data

                                                                    Ratio of Net
                    Net Asset                            Ratio of    Investment
                     Value at            Net Assets at  Expenses to   Income to   Portfolio
       Total          End of    Total    End of Period    Average      Average     Turnover
   Distributions     Period    Return    in thousands)  Net Assets   Net Assets      Rate


     $  (.02)        $10.50    12.82%       $39,754       .56%(b)      6.99%(b)     15.0%(b)
        (.75)          9.38    (4.53)%       36,121       .56%         7.05%        23.2%
        (.71)         10.61    10.07%        36,659       .55%         7.07%        20.4%
       (1.09)         10.28     4.10%(c)     31,760       .59%(b)      7.35%(b)     34.5%(b)

        (.82)         10.93    15.34%        33,022       .58%         7.84%        38.9%
        (.85)         10.24    10.94%        26,021       .59%         8.31%         4.2%
        (.78)         10.05     8.16%        21,488       .61%         8.48%        18.7%


          --          11.47    20.22%        27,236       .61%(b)      2.47%(b)      7.6%(b)
        (.08)         10.10     5.42%(c)     13,086       .75%(b)      2.39%(b)      0.9%(b)


        (.01)          8.70    12.99%        10,977       .75%(b)      9.62%(b)     42.1%(b)

        (.76)          7.91      .62%         9,697       .73%         9.02%        30.6%

        (.79)          8.62    12.31%         9,576       .74%         8.80%        28.7%
        (.90)          8.38     4.06%(c)      8,924       .77%(b)     10.33%(b)     20.6%(b)

        (.93)          8.93    20.70%         8,556       .77%        11.00%        31.3%
       (1.14)          8.28     6.35%         7,085       .82%        12.58%         6.4%
       (1.27)          8.96    (1.46)%        6,643       .83%        13.07%        24.2%


       (.028)          1.000    2.82%     27,871          .59%(b)      5.56%(b)      N/A

       (.037)          1.000    3.76%     29,372          .60%         3.81%         N/A
       (.027)          1.000    2.69%     22,753          .60%         2.64%         N/A
       (.016)          1.000    1.54%(c)  27,680          .59%(b)      3.10%(b)      N/A

       (.046)          1.000    4.64%     25,194          .57%         4.54%         N/A
       (.070)          1.000    7.20%     26,509          .56%         6.94%         N/A
       (.077)          1.000    8.37%     26,588          .57%         8.05%         N/A


       (.01)         10.21     6.28%     23,157          .90%(b)      3.82%(b)     16.2%(b)
       (.08)          9.56    (3.37)%(c) 13,746         1.24%(b)      1.31%(b)     14.4%(b)


Notes to Financial Highlights

(a)Effective July 1, 1992 the fund changed its fiscal year end from June 30 to December 31.

(b)Computed  on an annualized basis.

(c)Total return amounts have not been annualized.

(d)Period from June 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for Principal Aggressive Growth Fund, Inc. and $.01 per share for Principal Asset Allocation Fund, Inc. for the period from the initial purchase of shares on May 23, 1994 through May 31, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, Principal Aggressive Growth Fund, Inc. and Principal Asset Allocation Fund, Inc. incurred unrealized losses on investments of $.09 and $.03 per share, respectively, during the initial interim period. This represented activities of each fund prior to the initial public offering of fund shares.

(e)Period from May 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for Principal Growth Fund, Inc. and $.04 per share for Principal World Fund, Inc. for the period from the initial purchase of shares on March 23, 1994 through May 31, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, Principal Growth Fund, Inc. and Principal World Fund, Inc. incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each fund prior to the initial public offering of fund shares.

(f)Effective May 1, 1992, the name of Principal Aggressive Growth Fund, Inc. was changed to Principal Emerging Growth Fund, Inc.

(g)Effective May 1, 1994, the name of Principal Managed Fund, Inc. was changed to Principal Balanced Fund, Inc.


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